As filed with the Securities and Exchange Commission on November 28, 2018

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74	☒

(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

800-607-2200

(Registrant’s telephone number, including area code)

Yvette M. Garcia, Esq.

Bessemer Investment Management LLC

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	On December 1, 2018 pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Old Westbury Funds, Inc.
Prospectus

Old Westbury California Municipal Bond Fund OWCAX
Old Westbury New York Municipal Bond Fund OWNYX

December 1, 2018

Bessemer Investment Management llc

Investment Adviser

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

OLD WESTBURY FUNDS, INC.

Prospectus

December 1, 2018

Bessemer Investment Management LLC—the
Investment Adviser (the “Adviser”) to the Funds listed on the front cover of this Prospectus
(each, a “Fund” and collectively, the “Funds”)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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FUND SUMMARIES

Old Westbury California Municipal Bond Fund

Investment Goal

The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%

Other Expenses(1)	0.33%

Total Annual Fund Operating Expenses	0.78%

Less Fee Waiver(2)	0.21%

Total Annual Fund Operating Expenses After Fee Waiver(2)	0.57%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2021 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$58	$185

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

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Principal Investment Strategies

The Fund invests primarily in a non-diversified portfolio of investment-grade municipal securities, which include tax-free debt securities issued by the State of California, its political subdivisions and taxing authorities, with a goal of seeking total return consisting of current income that is exempt from regular federal and California income tax and capital appreciation. At least 80% of the Fund’s income from investments in municipal securities will be exempt from regular federal and California income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax. The Fund invests, as a fundamental policy, at least 80% of its net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and California income tax, but not necessarily the federal alternative minimum tax. The Fund also may invest in exchange-traded funds (“ETFs”). Fixed income securities held by the Fund may be of any maturity.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Risks related to investing in California — The Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of California. While California’s economy is broad, it does have major concentrations in advanced electronics and computer technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. The Fund may be affected by political, economic, environmental (such as natural disasters), regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions within an acceptable time frame or at an acceptable price.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder may be charged fees not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases.

Non-Diversification Risk — The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Performance Information

The Fund will commence operations on or about December 1, 2018, and therefore does not have a performance history.

Management of the Fund

Investment Adviser. Bessemer Investment Management LLC, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”), is located at 630 Fifth Avenue, New York, New York 10111.

Portfolio Managers.

Mr. Bruce A. Whiteford, Managing Director of the Adviser, has managed the Fund since its inception on December 1, 2018.

Mr. David W. Rossmiller, Managing Director and Head of Fixed Income for the Adviser, has managed the Fund since its inception on December 1, 2018.

Purchase and Sale of Fund Shares

For important information about the purchase and sale of Fund shares, please turn to the section entitled “Purchase and Sale of Fund Shares” on page 10 of this Prospectus.

Tax Information

The Fund will distribute to its shareholders substantially all of its net investment income and realized net capital gains, if any. Distributions from the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Distributions of the Fund’s net investment income from tax-exempt securities, if any, generally will not be subject to federal income tax, although a portion of such distributions may be subject to the federal alternative

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minimum tax. Other distributions from the Fund generally will be taxed as described in the paragraph above. For additional information, see the section entitled “Taxes” on page 21 of this Prospectus.

Financial Intermediary Compensation

For important information about financial intermediary compensation, please turn to the section entitled “Financial Intermediary Compensation” on page 10 of this Prospectus.

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Old Westbury New York Municipal Bond Fund

Investment Goal

The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%

Other Expenses(1)	0.33%

Total Annual Fund Operating Expenses	0.78%

Less Fee Waiver(2)	(0.21)%

Total Annual Fund Operating Expenses After Fee Waiver(2)	0.57%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2021 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$58	$185

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund invests primarily in a non-diversified portfolio of investment-grade municipal securities, which include tax-free debt securities issued by the State of New York, its political subdivisions and taxing authorities,

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with a goal of seeking total return consisting of current income that is exempt from regular federal and New York income tax and capital appreciation. At least 80% of the Fund’s income from investments in municipal securities will be exempt from regular federal and New York income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax. The Fund invests, as a fundamental policy, at least 80% of its net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and New York income tax, but not necessarily the federal alternative minimum tax. The Fund also may invest in exchange-traded funds (“ETFs”). Fixed income securities held by the Fund may be of any maturity.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Risks related to investing in New York — The Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of New York and, therefore, will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. As the nation’s financial capital, New York’s and New York City’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions within an acceptable time frame or at an acceptable price.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder may be charged fees not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases.

Non-Diversification Risk — The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Performance Information

The Fund will commence operations on or about December 1, 2018, and therefore does not have a performance history.

Management of the Fund

Investment Adviser. Bessemer Investment Management LLC, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”), is located at 630 Fifth Avenue, New York, New York 10111.

Portfolio Managers.

Mr. Bruce A. Whiteford, Managing Director of the Adviser, has managed the Fund since its inception on December 1, 2018.

Mr. David W. Rossmiller, Managing Director and Head of Fixed Income for the Adviser, has managed the Fund since its inception on December 1, 2018.

Purchase and Sale of Fund Shares

For important information about the purchase and sale of Fund shares, please turn to the section entitled “Purchase and Sale of Fund Shares” on page 10 of this Prospectus.

Tax Information

The Fund will distribute to its shareholders substantially all of its net investment income and realized net capital gains, if any. Distributions from the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Distributions of the Fund’s net investment income from tax-exempt securities, if any, generally will not be subject to federal income tax, although a portion of such distributions may be subject to the federal alternative minimum tax. Other distributions from the Fund generally will be taxed as described in the paragraph above. For additional information, see the section entitled “Taxes” on page 21 of this Prospectus.

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Financial Intermediary Compensation

For important information about financial intermediary compensation, please turn to the section entitled “Financial Intermediary Compensation” on page 10 of this Prospectus.

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PURCHASE AND SALE OF FUND SHARES

To open an account with one of the Funds, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In certain circumstances, these minimums may be waived or lowered at the Funds’ and/or the Adviser’s discretion. Shares of each Fund may be redeemed by mail or by wire through a Selling Agent or through the Transfer Agent (as defined below). Shares of a Fund will be sold at its next determined net asset value (“NAV”). Notwithstanding the foregoing, the Funds and the Adviser reserve the right to reject any purchase request at any time, for any reason.

For additional information regarding the purchase and sale of Fund shares, please turn to the sections entitled “What Do Shares Cost?” on page 15, “How Do I Purchase Shares?” on page 15 and “How Do I Redeem Shares?” on page 17 of this Prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

Each Fund pays Bessemer Trust Company, N.A. (“Bessemer”) a shareholder servicing fee for certain shareholder support services. Bessemer may in turn engage other parties including broker/dealers, banks, trust companies, investment advisers and other financial institutions and intermediaries to provide such shareholder support services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For additional information, please turn to the section entitled “Distribution and Shareholder Servicing of Fund Shares” on page 23 of this Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Goals

The investment goal of each Fund described above is not fundamental and may be changed without shareholder approval by the Board of Directors (the “Board”).

Risks of Investing in the Funds

The following is a description of the principal risks specific to an investment in a particular Fund or Funds. The Funds’ Statement of Additional Information (“SAI”) includes further information about the Funds, their investments and related risks.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector in which the ETF invests. A shareholder may be charged fees not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses. ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks. See the section entitled “Investment in Other Investment Companies” for further information on fees charged to ETFs and other matters.

Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. Fixed income securities also may be subject to maturity risks. Longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the NAV of a Fund to fluctuate accordingly. Fixed income securities also have credit risks. The credit quality of a debt security is based upon the issuer’s ability to repay the security. If payments on a debt security are not made when due, that may cause the NAV of a Fund holding the security to go down. Fixed income securities also may be subject to call risk. If interest rates

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decline, an issuer may repay (or “call”) a debt security held by a Fund prior to its maturity. The value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Changing Fixed Income Market Conditions — In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and it is anticipated that interest rates will continue to rise, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transaction costs and lower a Fund’s performance.

U.S. Government Obligations Risk — Some U.S. Government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. Other U.S. Government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. Government securities may be subject to varying degrees of credit risk and all U.S. Government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, a Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Risks related to investing in California — The California Municipal Bond Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of California. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in advanced electronics and computer technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. Consequently, the Fund may be affected by political, economic, environmental (such as natural disasters), regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities. Any deterioration of California’s fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of California municipal securities will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of California municipal securities. Future downgrades could reduce the market value of the securities held by the California Municipal Bond Fund.

Risks related to investing in New York — The New York Municipal Bond Fund invests a significant portion of its assets in New York municipal bonds and, therefore, will have greater exposure to negative political, economic, regulatory or other developments within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. As the nation’s financial capital, New York’s and New York City’s economy is heavily

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dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York and New York City also face a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York and New York City economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Interest Rate Risk — Interest rate changes can be sudden and unpredictable. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price.

Credit Risk — A Fund may lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates.

Liquidity Risk — A Fund may not be able to sell securities or other instruments in a timely manner at desired prices. During periods of reduced market liquidity, the difference between the price at which a security can be bought and the price at which it can be sold can widen, and the Fund may not be able to sell a security readily at a price that reflects what the Fund believes it should be worth. Less liquid securities can also become more difficult to value. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstance where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by certain investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), such as the Funds. The new rule may potentially impact the Funds’ performance and ability to achieve their investment objective. The Adviser continues to evaluate the potential impact of this new rule, which has a number of compliance dates that the Adviser will need to comply with in the future.

Certain Tax Risk — The tax treatment and characterization of a Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. In addition, certain Fund investments may generate a substantial amount of distributions that are taxable to shareholders at ordinary income tax rates. The ultimate tax characterization of a Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. While a portion of a Fund’s income distributions may qualify as tax-advantaged qualified dividends, enabling certain investors who meet holding period and other requirements to receive the benefit of favorable tax treatment, there can be no assurance as to the percentage of a Fund’s income distributions that will qualify as tax-advantaged dividends. In addition, the portion, if any, of a Fund’s distributions that qualifies for favorable tax treatment may be affected by IRS interpretations of the Code, and future changes in tax laws and regulations.

Debt Securities Ratings Risk — The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

Non-Diversification Risk — The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds’ value will likely be more volatile than the value of more diversified funds.

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Investments in Other Investment Companies

The Funds may invest their assets in securities of other investment companies, including exchange-traded funds (“ETFs”), as an efficient means of carrying out their investment policies. Investment companies, including ETFs, incur certain expenses such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such additional expenses. To the extent a Fund invests in the securities of other investment companies, the acquired investment companies’ fees and expenses are reflected in the Fund’s fees and expenses.

The Funds may invest in investment companies, including ETFs, in excess of 1940 Act limitations on investments in other investment companies in reliance on SEC exemptive orders obtained by such investment companies. The SEC recently published a rule proposal governing the structure and operations of ETFs. The impact of the final rule on the Funds’ ability to invest in ETFs is currently unclear.

Temporary Investments

A Fund may invest up to 100% of its assets in cash or money market instruments, or other defensive investment positions, when the Adviser: (i) is unable to locate favorable investment opportunities; (ii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, in order to manage large cash inflows, or minimize potential losses during adverse market, economic, political, or other conditions or for other reasons; or (iii) is implementing a revised investment strategy for a given Fund. When a Fund engages in such strategies, it may not achieve its investment objective and such strategies may be inconsistent with a Fund’s principal investment strategies. During these times, the Adviser may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Regulation under the Commodity Exchange Act

The Adviser has claimed an exclusion from the definition of a commodity pool operator (“CPO”) with respect to its management of the Funds pursuant to Commodity Futures Trading Commission Rule 4.5. Therefore, the Adviser is not subject to regulation as a CPO under the Commodity Exchange Act, as amended, with respect to its management of the Funds. In order to rely on the Rule 4.5 exclusion, the Funds must limit their investments in commodity futures contracts, options on futures contracts and swaps and other commodity interests (including, for example, security futures, broad-based stock index futures and financial futures transactions).

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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WHO MANAGES THE FUNDS?

The Board governs the Funds. The Board oversees Bessemer Investment Management LLC, the Funds’ investment adviser and a wholly-owned subsidiary of Bessemer.

Adviser

The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The Adviser, and other subsidiaries of BGI, advise or provide investment, fiduciary and personal banking services with total assets under supervision of approximately $144 billion as of October 31, 2018.

For its services under the Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund, computed daily and payable monthly, in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
California Municipal Bond Fund	0.45%	0.40%	0.35%
New York Municipal Bond Fund	0.45%	0.40%	0.35%

Because the Funds are newly organized, the Funds paid no actual advisory fees for the fiscal year ended October 31, 2018.

Information regarding the factors considered by the Board in connection with the most recent approvals of the Investment Advisory Agreement is provided in the Funds’ Annual Report for the fiscal year ended October 31, 2018.

The SAI contains additional information about the Adviser, as well as the Fund’s other service providers.

Portfolio Managers

Bruce A. Whiteford and David W. Rossmiller are primarily responsible for the day-to-day investment management of the Funds. Information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the Funds they manage is available in the SAI.

Mr. Bruce A. Whiteford, Managing Director of the Adviser, has managed the Fund since its inception on December 1, 2018. Mr. Whiteford joined Bessemer in 1996 and the Adviser in 2001. Prior to joining Bessemer, Mr. Whiteford oversaw $5 billion in fixed income investments as Vice President, Manager - U.S. Fixed Income Funds Group, Chase Asset Management, a division of Chase Manhattan Bank, N.A., from 1986 to 1996. Mr. Whiteford graduated from the University of South Carolina with a BS in Finance.

Mr. David W. Rossmiller, Managing Director and Head of Fixed Income for the Adviser, has managed the Fund since its inception on December 1, 2018. Mr. Rossmiller joined the Adviser in May 2010. He was the Global Head of Fixed Income for Deutsche Bank Private Wealth Management from 2003 until he joined the Adviser. Mr. Rossmiller joined Bankers Trust in 1993, which was later acquired by Deutsche Bank in 1999. Mr. Rossmiller attended the University of Michigan from 1975 to 1977, and received a Bachelor of Music in 1980 from the Hartt School of Music and a Master of Public and Private Management in 1985 from Yale University.

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WHAT DO SHARES COST?

You can buy shares of a Fund at NAV, without a sales charge, on any day the New York Stock Exchange (“NYSE”) is open for business. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Your purchase order must be received in proper form by 4:00 p.m. (Eastern time) in order to receive that day’s NAV. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Each Fund’s NAV is computed by dividing the value of the Fund’s net assets (i.e., the value of a Fund’s securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding. Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Funds are valued in such manner as the Board, in good faith, deems appropriate to reflect their fair value. If events occur that materially affect the value of the security between the time trading ends on a particular security and the close of the normal trading session of the NYSE, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The Board has adopted valuation policies and procedures for determining the value of Fund shares. The Board receives and reviews quarterly reports from the Funds’ Pricing Committee regarding any valuation issues that arose during the preceding quarter.

To open an account with one of the Funds, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In certain circumstances, these minimums may be waived or lowered at the Funds’ or Adviser’s discretion.

HOW DO I PURCHASE SHARES?

Each prospective investor in the Funds must first submit an account application in proper form. An account application may be rejected at the discretion of the Funds and/or Adviser at any time and for any reason. Once an application is approved, shares of each Fund may be purchased by mail or by wire directly with the transfer agent of the Funds, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), or through broker/dealers or other

15

financial institutions that have an agreement with the Funds’ distributor, Foreside Funds Distributors LLC (the “Distributor”) (a “Selling Agent”). Notwithstanding the foregoing, the Funds and the Adviser reserve the right to reject any purchase request at any time, for any reason. See also “Market Timing Policies.”

If you purchase shares directly with the Transfer Agent, your account will be maintained by the Transfer Agent. For account balance information and shareholder services, you may call the Transfer Agent at (800) 607-2200. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, taxpayer identification number (usually your Social Security number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as permitted by law. All applications for purchase must be approved by the Adviser. Please review your account application for additional information.

By Mail

Through a Selling Agent

Contact your Selling Agent for instructions. Shares will be issued upon receipt of payment by the Funds in which you are investing (see “Additional Conditions—Transactions Through Selling Agents”).

Directly with the Transfer Agent

•	Contact the Transfer Agent to request a Purchase Application;

•	Complete the Purchase Application;

•	Obtain written Adviser approval; and

•	Mail it together with a check payable to Old Westbury Funds, to the following address:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

Subsequent investments in a Fund do not require a Purchase Application; however, the shareholder’s account number and Fund name must be clearly marked on the check to ensure proper credit. All checks should be made payable to Old Westbury Funds.

The Funds will not accept the following payments: third party checks; money orders; bank starter checks; traveler’s checks; credit card convenience checks; or checks drawn in a foreign currency.

By Wire

Investments may be made directly through the use of wire transfers of federal funds after an account has been established. Shares purchased by wire will be effected at the public offering price next determined after acceptance of the order by the Transfer Agent.

Through a Selling Agent

Contact your Selling Agent for instructions.

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Directly with the Transfer Agent

If you do not have a relationship with a Selling Agent, you may purchase shares directly by federal funds wire to the Transfer Agent, after completing the Purchase Application, submitting the Purchase Application to the Adviser for approval, and forwarding a copy to the Transfer Agent. No Purchase Application is required for subsequent investments.

Complete applications should be directed to:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

Please contact the Transfer Agent at (800) 607-2200 for complete instructions.

HOW DO I REDEEM SHARES?

Shares of each Fund may be redeemed by mail or by wire through a Selling Agent or through the Transfer Agent. Redemptions will only be made on days when a Fund computes its NAV. When your redemption request is received in proper form, shares of the Fund will be redeemed at its next determined NAV. Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be mailed or sent electronically the following business day, but in no event more than seven days, after the request is made. Generally, redemption requests are paid in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of a Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, a redemption request may be paid in securities of equal value.

By Telephone

Through your Selling Agent

Contact your Selling Agent for complete instructions. Your Selling Agent may accept your redemption request if you have previously elected this service. See “Additional Conditions” for information regarding telephone transactions.

Through the Transfer Agent

For shareholders whose accounts are maintained by the Transfer Agent, if you have authorized the telephone redemption privilege in your Purchase Application, you may redeem shares by calling the Transfer Agent at (800) 607-2200.

By Mail

Through your Selling Agent

Send a letter to your Selling Agent, indicating your name, the Fund name, your account number and the number of shares or dollar amount you want to redeem. Your request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign).

Shareholders may also redeem Fund shares through participating organizations holding such shares who have made arrangements with the Funds permitting them to redeem such shares by telephone or facsimile transmission and who may charge a fee for this service.

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Through the Transfer Agent

For shareholders whose accounts are maintained by the Transfer Agent, redemptions may be made by sending a written redemption request indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem to:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

For additional assistance, call (800) 607-2200.

Additional Conditions

Transactions Through Selling Agents

Selling Agents are authorized to accept purchase orders on behalf of a Fund at the Fund’s NAV next determined after your order is received by a Selling Agent in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by the Selling Agent. Selling Agents may be authorized to designate other intermediaries to act in this capacity. Selling Agents may charge you a transaction fee on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. Selling Agents may be the shareholders of record of your shares. Selling Agents are responsible for transmitting requests and delivering funds on a timely basis. Neither the Funds nor the Distributor is responsible for ensuring that the Selling Agents carry out their obligations to their customers.

Signature Guarantees

You must have a signature guarantee on the following written redemption requests:

•	when you want a redemption to be sent to you at an address other than the one you have on record with the Fund;

•	when your account address has changed within the last ten business days;

•	when the redemption proceeds are being transferred to another Fund account with a different registration; or

•	when the redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee is designed to protect your account from fraud. We accept signature guarantees only from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Limitations on Redemption Proceeds

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets; or

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•	during periods when the NYSE is closed other than on customary weekend and holiday closings, when trading is restricted, if an emergency exists as determined by the SEC, or by other order of the SEC.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund. The proceeds of your redemption of shares that were purchased by check may be held up to ten business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares by wire. Redemptions made after an account has been opened, but before a customer’s identity has been verified, which may take up to five business days, must be made in writing, even if the redemption involves shares purchased by wire.

Telephone Transactions

The Funds make every effort to ensure that telephone redemptions and exchanges are only made by authorized shareholders. All telephone calls are recorded for your protection, and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges placed by telephonic instructions or facsimile instructions, may be revoked at any time at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

HOW DO I EXCHANGE SHARES?

You may exchange shares of a Fund for shares of the other Fund offered in this Prospectus or with any of the other funds offered in the registrant’s registration statement dated March 1, 2018, free of charge, provided you meet the $1,000 minimum initial investment requirement. In certain circumstances, these minimums may be waived or lowered at the Funds’ and/or the Adviser’s discretion. An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction. As stated above, the Funds and the Adviser reserve the right to reject any purchase order for any reason. Also see “Market Timing Policies” below. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The Funds will provide shareholders with 60 days’ written notice prior to any modification of this exchange privilege. See “Additional Conditions—Telephone Transactions” for information regarding exchanging shares by telephone.

Exchanges may be made by sending a written request to Old Westbury Funds, Inc., P.O. Box 9767 Providence, RI 02940-9767 or by calling 1-800-607-2200. Please provide the following information:

•	your name and telephone number;

•	the exact name on your account and account number;

•	taxpayer identification number (usually your Social Security number);

•	dollar value or number of shares to be exchanged;

•	the name of the Fund from which the exchange is to be made; and

•	the name of the Fund into which the exchange is being made.

MARKET TIMING POLICIES

The Funds are not designed for market timing strategies. If you intend to engage in market timing, do not invest in shares of the Funds. The Funds’ Board has adopted policies and procedures with respect to frequent purchases and/or exchanges of Fund shares that are intended to detect and deter market timing. Frequent purchases, and subsequent redemptions, or exchanges shortly thereafter may interfere with the most effective and efficient

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investment of assets of a Fund in accordance with its objectives and policies. Such trading practices may also cause dilution in value of a Fund’s shares held by long-term shareholders and may increase brokerage and administrative costs.

The Funds reserve the right to reject any purchase and/or exchange orders if, in the Adviser’s discretion, a shareholder (including all accounts under common ownership) engages in a trading practice which the Adviser believes may cause harm to the Fund or its shareholders. Moreover, the Funds reserve the right to reject any purchase request at any time, for any reason and may revoke telephone transaction privileges at any time. To minimize harm to the Funds and their shareholders, the Funds reserve the right to permanently refuse purchase and/or exchange requests.

The Funds do not knowingly accommodate excessive trading of shares and do not tolerate excessive trading when detected. In addition, the Funds have not created any arrangements, such as an automated exchange or redemption program that would permit frequent trading. The Board receives periodic net asset inflow and outflow information reflecting purchase, exchange and redemption activities. The Board may determine to impose additional restrictions as they deem necessary, if any such transaction activities detrimental to long-term shareholders are discovered.

There can be no assurances that the Funds will be able to detect, anticipate or stop any such orders, exchanges or requests because of various factors. For example, the Funds may not be able to identify trading by a particular beneficial owner through omnibus accounts held by financial intermediaries since trading activity in the omnibus account is generally aggregated. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

ACCOUNT AND OTHER INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including distributions of any net investment income and realized net capital gains.

Fund Distributions

Distributions (if any) are paid to shareholders invested in the Funds on the record date. Distributions of any net investment income (dividends and interest less net expenses) are paid quarterly for the Funds. Realized net capital gains, if any, are declared and distributed at least annually. Your distributions will be automatically reinvested in additional shares unless you elect cash payments.

If you purchase shares just before a Fund declares a taxable distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which is generally subject to tax whether or not you reinvest the distribution in additional shares. Similarly, if you purchase shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a distribution. Contact your investment professional or the Fund for information concerning when distributions will be paid.

Householding

In order to reduce shareholder expenses, we may mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

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Important Note Regarding “Lost Shareholders”

If you have elected to have your account dividends and/or distributions paid in cash, the Fund reserves the right to change the dividend and distribution payment option on your account to “reinvest” if mail sent to the address on your account is returned by the post office as “undeliverable.” In such event, the Fund would then purchase additional Fund shares with any dividend or distribution payments. In order to change the option back to “cash” you would need to send the Transfer Agent written instructions as described above.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including state, local and foreign tax consequences of investing in a Fund. Please see the SAI for additional income tax information, including federal, state and local income tax information.

A Fund will distribute to its shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Distributions of each Fund’s net investment income from tax-exempt securities, if any, generally will not be subject to federal income tax, although a portion of such distributions may be subject to the federal alternative minimum tax. Other distributions from each Fund generally will be taxed as described in the paragraph above. Income exempt from federal tax may be subject to state and local income tax.

Corporate shareholders of certain Funds may be able to deduct a portion of their distributions when determining their taxable income. Given the investment strategies of the Funds, it is not anticipated that a significant portion of the dividends paid by the Fund would be deductible when received by corporate shareholders.

Currently, an individual’s net long-term capital gain is generally subject to a maximum federal tax rate of 20%. Distributions of net capital gain that are derived from the sale or disposition of collectibles are currently taxable at a 28% rate. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by certain Funds from their investments in certain U.S. and foreign corporations is currently subject to a maximum federal tax rate of 20% (“QDI”), as long as certain holding period requirements are met by you for your Fund shares and by the Funds for their investments in the stock producing such dividends. Given the investment strategies of the Funds, it is not anticipated that a significant portion of the dividends paid by the Fund would be eligible for QDI treatment.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain high-income individuals, trusts and estates. For this purpose, net investment income generally includes, among other things, distributions paid by a Fund, including capital gain dividends (but excluding exempt interest dividends), and any net gain from the sale of Fund shares.

Taxable distributions from a Fund generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will report to you the federal income tax status of your distributions for the year.

Your redemptions (including redemptions-in-kind) and exchanges of Fund shares generally will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

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In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Cost Basis Reporting

The Funds are required to report to the IRS and furnish to you annually on Form 1099-B the cost basis information for a Fund’s shares sold. In addition to the requirement that the Funds report the gross proceeds from the sale of a Fund’s shares, the Funds also are required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of a Fund’s shares, a Fund will permit you to elect from among several IRS-accepted cost basis methods, including average cost basis. In the absence of an election, cost basis will be calculated using the Funds’ default method of average cost. The cost basis method elected by you (or the cost basis method applied by default) for each sale of a Fund’s shares may not be changed after the settlement date of each such sale of a Fund’s shares. At any time, you may designate a new election for future cost basis calculations.

You should carefully review the cost basis information provided by a Fund and make any adjustments that are required when reporting these amounts on federal income tax returns. If your account is held by an investment representative (financial advisor, broker or other nominee), you should consider contacting that representative with respect to reporting of cost basis and available elections for your account. You are encouraged to refer to the appropriate IRS regulations or consult your tax advisor to obtain more information about cost basis reporting and, in particular, to determine the best IRS-accepted cost basis method for your personal tax situation.

Foreign Shareholders

Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

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DISTRIBUTION AND SHAREHOLDER SERVICING OF FUND SHARES

Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter to the Funds pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Funds. The Funds have adopted a shareholder servicing plan. Under this plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services (“Shareholder Support Services”) to each Fund. Such Shareholder Support Services include, but are not limited to, providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption requests, and transmitting various communications to shareholders. For these services, each Fund pays an annual fee of 0.20% of its average daily net assets. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Because the shareholder servicing fees paid to Bessemer are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Bessemer may make payments from time to time from its own resources for certain purposes.

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FINANCIAL INFORMATION

Financial Highlights

Because the Funds are newly organized, no financial information is available for the Funds.

OLD WESTBURY FUNDS, INC.

Shareholder Privacy

Below is a summary of the non-public personal information that we may collect and maintain during the course of our relationship, our policy regarding the use of that information, and the measures we take to safeguard that information. We do not sell non-public personal information to anyone and only share it with others as described below.

Information We Collect

In the course of our business relationship, we may obtain non-public personal information about you, including:

•	Information we receive from you in applications, forms, or other documents (such as your name, address, and social security number, driver’s license number, and state identification card number).
•	Information about your investments or transactions with us.

Disclosure Policy

We will not disclose your non-public personal information except as permitted or required by law. For example, we may disclose such non-public personal information to affiliated or unaffiliated service providers that provide assistance in servicing or maintaining your account or other business relationship such as, mailing shareholder reports or providing periodic account statements or to third parties in response to a subpoena or regulatory inquiry. We may also disclose your non-public personal information to governmental entities such as sending annual income statement to the U.S. Internal Revenue Service.

Information Security

We require our service providers with whom your non-public personal information is shared to adopt policies and procedures reasonably designed to restrict access to and use of your non-public personal information and to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

This information is being provided in accordance with the provisions of Section V of the Gramm-Leach-Bliley Act and the regulations of the Securities and Exchange Commission issued thereunder.

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A Statement of Additional Information (“SAI”) dated December 1, 2018, is incorporated by reference into this Prospectus. Additional information about each Fund’s investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-607-2200. The Funds do not make their SAI or Annual and Semi-Annual Reports available through the internet because the Funds do not have a web site.

Information from the SEC: You can obtain copies of Fund documents from the SEC as follows:

In person: Public Reference Room in Washington, D.C.

(For information about their operation, call 1-202-551-8090.)

By mail:	Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet: http://www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.)

Cusip 680414877

Cusip 680414869

Investment Company Act file no. 811-07912

OWF_A21-1812PROS	Old Westbury Funds, Inc.	12/18

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OLD WESTBURY FUNDS, INC.

Statement of Additional Information

December 1, 2018

Old Westbury California Municipal Bond Fund

(OWCAX) (“California Municipal Bond Fund”)

Old Westbury New York Municipal Bond Fund

(OWNYX) (“New York Municipal Bond Fund”)

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Funds’ Prospectus dated December 1, 2018. You may obtain the Prospectus, Annual Report or Semi-Annual Report without charge by calling 1-800-607-2200.

Bessemer Investment Management LLC – the
Funds’ Investment Adviser (“BIM” or the
“Adviser”)

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HOW ARE THE FUNDS ORGANIZED?

Old Westbury Funds, Inc. (the “Corporation”) is an open-end, management investment company that was established under the laws of the State of Maryland on August 26, 1993.

The Funds are non-diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUNDS INVEST

The Funds invest in a variety of securities and other instruments and employ a number of investment techniques that involve certain risks. The Prospectus highlights the Funds’ principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. Following the table is further information describing the investments and techniques listed in the table, as well as others.

Securities and Investment Techniques	California Municipal Bond Fund	New York Municipal Bond Fund
Bank Obligations	Ö	Ö
Borrowing	Ö	Ö
Callable Securities	Ö	Ö
Commercial Paper	Ö	Ö
Debt Obligations	Ö	Ö
Fixed and Floating Rate Debt Obligations	Ö	Ö
Foreign Debt Obligations	Ö	Ö
Inverse Floaters	Ö	Ö
Pre-Refunded Bonds	Ö	Ö
Derivative Instruments	Ö	Ö
Futures and Options Transactions	Ö	Ö
Hybrid or Linked Instruments	Ö	Ö
Structured Notes	Ö	Ö
Swap Transactions	Ö	Ö
Exchange-Traded Funds	Ö	Ö
Exchange-Traded Notes	Ö	Ö
Foreign Securities	Ö	Ö
Illiquid Securities	Ö	Ö
Inflation-Protected Securities	Ö	Ö
Investment Grade Debt Securities	Ö	Ö
Investment in Investment Companies	Ö	Ö
Money Market Instruments	Ö	Ö
Municipal Securities	Ö	Ö
Municipal Bonds	Ö	Ö
Municipal Housing Bonds	Ö	Ö
Municipal Leases	Ö	Ö
Municipal Notes	Ö	Ö
Private Placements and Other Restricted Securities	Ö	Ö
Repurchase Agreements	Ö	Ö
Reverse Repurchase Agreements	Ö	Ö
Short Sales	Ö	Ö
Standby Commitments	Ö	Ö
Stripped Securities	Ö	Ö
Structured Investments	Ö	Ö
U.S. Government Securities	Ö	Ö
Temporary Investments	Ö	Ö
Variable Rate Demand Notes	Ö	Ö
When-Issued and Delayed Delivery Transactions	Ö	Ö
Zero Coupon, Pay-in-Kind and Step-Coupon Securities	Ö	Ö
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SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

The following describes the types of securities a Fund may purchase, as well as certain investment techniques a Fund may use that are in addition to those described in the Prospectus. The following also describes certain additional risks associated with such securities and investment techniques.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. A Fund will not invest in obligations for which the Adviser, or any of its affiliates, is the ultimate obligor or accepting bank. Certain bank obligations, such as some CDs, are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by a Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, a Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

BORROWING. A Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses can exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less

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than 300%, the Fund must sell sufficient portfolio securities, even at a loss, to restore the coverage.

CALLABLE SECURITIES. Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security’s interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

COMMERCIAL PAPER. The commercial paper in which a Fund may invest must be rated A-1 or A-2 by Standard & Poor’s Ratings Group (“S&P”), Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”), or F1 or F2 by the Fitch Group (“Fitch”). Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEBT OBLIGATIONS. A Fund may invest in the following type of debt obligations, including bills, bonds, notes, debentures, money market instruments and similar instruments and securities of U.S. and non-U.S. corporate issuers or governments. Bonds and other debt securities generally are subject to credit risk and interest rate risk. While debt securities issued by the U.S. Treasury generally are considered free of credit risk, debt issued by agencies and corporations all entail some level of credit risk. Investment grade debt securities have less credit risk than do high-yield, high-risk debt securities. Bonds and other debt securities generally are interest rate-sensitive. During periods of falling interest rates, the value of debt securities held by a Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer durations are more likely to be sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Debt obligations also may be particularly sensitive to certain economic, market and political events and developments, as described below. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

While assets in debt markets have grown rapidly in recent years, the capacity for traditional dealer counterparties to engage in debt securities trading has not kept pace and in some cases has decreased. For example, primary dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt securities markets. Such issues may be exacerbated during periods of economic uncertainty.

Fixed and Floating Rate Debt Obligations. Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility. Floating rate obligations provide

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for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Floating rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Floating rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. A Fund may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter- American Development Bank. The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.

Inverse Floaters. A Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Pre-Refunded Bonds. Pre-Refunded Bonds are outstanding debt securities that are not immediately callable (redeemable) by the issuer but have been “pre-refunded” by the issuer. The issuer “pre-refunds” the bonds by setting aside in advance all or a portion of the amount to be paid to the bondholders when the bond is called. Generally, an issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, including direct obligations of the U.S. government, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bonds. Due to the substantial “collateral” held in escrow, pre-refunded bonds often receive the same rating as obligations of the United States Treasury. Because pre-refunded bonds still bear the same interest rate as when they were originally issued and are of very high credit quality, their market value may increase. However, as the pre-refunded bond approaches its call or ultimate maturity date, the bond’s market value will tend to fall to its call or par price.

DERIVATIVE INSTRUMENTS. Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can generally be easily bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized and/or complex, and may be harder to value. The use of derivatives may enhance returns and be useful in hedging portfolios. The use of certain derivatives may have a leveraging effect on a Fund, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate the Fund’s losses. To manage the risk associated with leveraging, a Fund may segregate liquid assets, or otherwise “cover” its derivatives position in a manner consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations of the Securities and Exchange Commission (the “SEC”) thereunder. A Fund may modify its asset segregation policies at any time to comply with any changes in the SEC’s positions regarding asset segregation. Some common types of derivatives include futures, options, options on futures, forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, swap transactions and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) for any other reason deemed appropriate by the Adviser in achieving a Fund’s investment objective; and/or (vii) to manage the effective maturity or duration of its portfolio.

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A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to significant losses even from relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting or with changes in the value of a Fund’s holdings. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of the Adviser’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) in particular may be illiquid. Derivatives traded in the over-the-counter market are also subject to the risk that the other party will not meet its obligations. In addition, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Pursuant to regulations and/or published positions of the SEC or its staff, a Fund may be required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. To the extent a Fund maintains asset coverage in the amount prescribed, such assets cannot be sold while the derivative transaction is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations. In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objectives.

The Adviser has claimed an exclusion from the definition of a commodity pool operator with respect to its management of the Funds pursuant to Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Therefore, the Adviser is not subject to regulation as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, with respect to its management of the Funds. In order to rely on the Rule 4.5 exclusion, the Funds must limit their investments in commodity futures contracts, options on futures contracts and swaps and other commodity interests (including, for example, security futures, broad-based stock index futures and financial futures contracts). In the event that the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a CPO with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total returns.

FUTURES AND OPTIONS TRANSACTIONS. A Fund may buy and sell futures contracts and options on futures contracts, buy put and call options on portfolio securities and securities indices or write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund’s ability to establish and close out futures and options positions depends on this secondary market. When a Fund uses futures and options on futures, there is a risk that the prices of such futures and options may not correlate perfectly with the prices of the underlying instruments. Futures contracts and options may react differently to market changes and be more volatile than the underlying instruments and may increase the volatility of a Fund’s net asset value (“NAV”). In addition, the Adviser could be incorrect in their expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. For options, a change in volatility of the underlying instrument due to general market and economic conditions or other factors may negatively affect the value of such option. In these events, a Fund may lose money on the futures contracts and/or options, including losses that exceed the amount of the posted collateral (for futures), complete loss of the amounts paid as premiums to the writer of an option (for long options), and unlimited losses (for written options). In addition, futures exchanges may impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to

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make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

Margin in Futures Contracts. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. Government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, it will maintain, at a minimum, an amount of cash and/or cash equivalents, equal to the amount payable at the settlement of the futures contracts to “collateralize” the position and ensure that the futures contracts are covered. As a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may lead to a substantial loss for a Fund. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.

Put Options on Financial and Stock Index Futures Contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option position by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid plus related transaction costs for the option contract may be lost.

A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even if the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying financial or stock index futures contract normally increases. When the market price of the underlying financial or stock index futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

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In order to avoid the exercise of an option sold by it, a Fund may cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund’s interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same terms as the option sold by the Fund, and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

Call Options on Financial and Stock Index Futures Contracts. A Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of financial and stock index futures to go down, a Fund’s obligation to sell a futures contract costs less to fulfill, causing the value of the Fund’s written call option position to increase. In other words, as the underlying futures price goes down below the option’s strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of a Fund’s portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities.

A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer’s) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund’s option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge.

Purchasing Put and Call Options on Securities. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund’s portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

Writing Covered Call and Put Options on Securities. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund’s portfolio securities. As a writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

Stock Index Options. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to

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deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

Over-the-Counter Options. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund’s portfolio securities or securities indices are not traded on an exchange.

HYBRID OR LINKED INSTRUMENTS. Hybrid or linked instruments typically combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied to the price of some commodity, currency or securities index or another interest rate or some other economic factor (a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark.

Hybrid instruments also include “market access products” (“MAPs”), which may be structured as participatory notes, debt or equity warrants, options, total return swaps or other similarly structured instruments that are linked to an underlying equity security. MAPs provide for synthetic exposure to the price movements of an underlying local foreign equity security (e.g., if the underlying equity security decreases in value, the value of the MAP will decrease commensurately). MAPs are subject to certain risks, including, but not limited to, the same risks as direct investments in securities of foreign issuers and the risks generally associated with investing in derivative instruments. In addition, MAPs are subject to counterparty risk because the security is typically issued by a financial institution or banking entity. If the counterparty suffers a significant credit event and cannot perform, or it is perceived that the counterparty cannot perform, its obligations under the terms of the agreement, a MAP may lose value regardless of the strength of the underlying equity security. Additionally, the liquidity of MAPs may be limited because there is typically no secondary market trading in such instruments (they are generally bought and sold through the issuing counterparty).

Hybrid or linked instruments can be used as a means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. These instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a linked hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a linked or hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denomination bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of linked or hybrid instruments also exposes a Fund to the credit risk of the issuer of the linked or hybrid instrument. These risks may cause significant fluctuations in the NAV of a Fund. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined under the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured note may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed so that appreciation of the reference may produce an increase or decrease in the interest rate or the value of the structured note; therefore, the value of these securities may be volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more

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volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

SWAP TRANSACTIONS. Swaps are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Depending on their structure, swaps may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swaps, including interest rate, index, volatility, commodity, equity, credit default and currency exchange rate swaps, and other types of swaps such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap.

Swaps are two-party contracts entered into primarily by institutional investors, such as mutual funds, for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency), or in a “basket” of securities representing a particular index. The “notional amount” of the swap is a basis on which to calculate the obligations which the parties to a swap have agreed to exchange. A Fund’s obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the swap based on the relative values of the positions held by each party to the swap. A Fund’s obligations under a swap will be accrued daily (offset against any amounts owing to the Fund).

Whether a Fund’s use of swaps will be successful in furthering its investment objective will depend on the ability of the Adviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. For a bilaterally negotiated swap, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Currently, some, but not all, swap transactions are subject to central clearing. Eventually many swaps will be centrally cleared. Although central clearing is expected to decrease the counterparty risk involved in bilaterally negotiated contracts because it interposes the central clearinghouse as the counterparty to each participant’s swap, central clearing would not make swap transactions risk-free. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swaps, to realize amounts to be received under such swaps, or to enter into swaps, or could have adverse tax consequences.

Swaps may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities. Eventually many swaps will be exchange-traded in addition to being centrally cleared. Although exchange-trading is expected to increase the liquidity of swap transactions, there is no guarantee that the Fund would be able to consider these swap transactions to be liquid for purposes of the Fund’s limitation on investments in illiquid securities. Like most other investments, swap transactions are subject to the risk that market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

EXCHANGE-TRADED FUNDS. As discussed under “Investment in Other Investment Companies” below, other investment companies may include exchange-traded funds (“ETFs”), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs

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are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, a Fund’s investments in certain ETFs may exceed certain of the limits described herein.

EXCHANGE-TRADED NOTES. A Fund may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN SECURITIES. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Amounts realized on foreign securities may be subject to high levels of foreign withholding and other taxes which may decrease the net return on foreign investments as compared to amounts realized by a Fund on U.S. securities.

The value of a Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Fund’s operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer.

Since investments in foreign securities often involve foreign currencies, the value of a Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, including currency blockage.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of U.S. security exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

ILLIQUID SECURITIES. Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Each Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets. In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by certain investment companies registered under the 1940 Act, such as the Funds. The new rule may potentially impact the Funds’ performance and ability to achieve their investment objective. The Adviser continues to evaluate the potential impact

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of this new rule, which has a number of compliance dates that the Adviser will need to comply with in the future.

INFLATION-PROTECTED SECURITIES. Unlike traditional debt securities that make fixed or variable principal and interest payments, inflation-protected debt securities are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

INVESTMENT GRADE DEBT SECURITIES. Investment grade securities have received one of the four highest ratings of a national recognized statistical rating organization (“NRSRO”). The ratings of AAA, AA, A and BBB by S&P or Fitch denote investment grade securities. The ratings of Aaa, Aa, A and Baa by Moody’s denote investment grade securities. Securities receiving the fourth highest rating (BBB by S&P or Fitch or Baa by Moody’s) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The credit ratings assigned to investment grade securities may not accurately reflect the true risks of an investment. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. In the event any debt obligation held by a Fund is downgraded below the lowest permissible grade, the Fund is not required to sell the security.

INVESTMENT IN OTHER INVESTMENT COMPANIES. A Fund may invest in securities of other open- or closed-end investment companies, including ETFs, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC. The Funds may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when the Adviser believes share prices of other investment companies offer attractive values. A Fund may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases. A Fund may also invest in foreign investment companies or foreign investment schemes. In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track, as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, short-term debt obligations, which include, but are not limited to: (i) U.S. Government obligations (i.e., a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government); (ii) certain corporate debt securities (e.g., commercial paper and master notes (which are generally understood to be unsecured obligations of a firm, often private and/or unrated, privately negotiated by borrower and lender)); (iii) bank obligations (e.g., certificates of deposit, time deposits and bankers’ acceptances); (iv), pass-through certificates or participation interests; (v) short-term taxable municipal securities; (vi) repurchase agreements; and (vii) money market funds (i.e., funds that comply with Rule 2a-7 under the 1940 Act). Money market instruments are generally regarded to be of high quality. However, except for certain U.S. Government obligations, they generally are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, the creditworthiness of an issuer, or guarantees of that issuer, supports such instruments. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works.

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They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

Municipal securities can be classified into two principal categories: “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. Although Fund distributions attributable to interest on private activity bonds generally are not subject to regular federal income tax, such distributions generally are subject to the federal alternative minimum tax. Tax increment financing (“TIF”) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

A Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest (but not the value of the bonds before they mature) on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (Issuer-Obtained Insurance) or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the policies may be paid by the Fund and the yield on the Fund’s investments may be reduced thereby.

A Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund’s quality standards. A Fund may also require or obtain municipal bond insurance when

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purchasing or holding specific municipal securities, when, in the opinion of the Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the policies purchased by the Fund.

Specific types of municipal securities include municipal bonds, municipal notes and municipal leases:

MUNICIPAL BONDS. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

CALIFORNIA MUNICIPAL BONDS. The California Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California tax-exempt issuers to pay interest or repay principal.

Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives as well as environmental events could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors that may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance, the State’s Treasurer’s Office, and the Legislative Analyst’s Office. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers are not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Certain debt obligations held by the Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State’s General Fund to counties, cities and their various entities, which depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the State government to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.

Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

Relative to other states, California has for many years imposed a very high state and local tax burden on residents. The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside of, or not locate within, California. The economic and financial condition of the State also may be affected by various financial, social, economic, environmental and political factors. For example, the electronics and technology industry is more central to California’s economy than to the national economy, therefore any significant decline in the electronics and technology industry could adversely affect the State’s income and employment levels. Furthermore, such financial, social, economic, environmental and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

California’s economy has major components in advanced electronics and computer technology, trade,

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entertainment, manufacturing, government, tourism, construction and services, and may be sensitive to economic factors affecting those industries.

California has experienced a number of natural disasters in recent years, including devastating wildfires, for which the State has received, and anticipates further receipt of, Federal disaster aid. However, there can be no assurance that anticipated Federal disaster aid will be provided to the State, or that such Federal disaster aid, if provided, will be for the full amount estimated or on the timeline expected.

California’s real gross domestic product (“GDP”) increased by 3.3% in 2016, and totaled $2.6 trillion at current prices, making California the sixth largest economy in the world. As the labor market is tightening, job growth has been gradually slowing, with an average monthly gain of 29,000 jobs in 2017, following average monthly gains of 30,000 in 2016 and 42,000 in 2015. Despite the increase in the minimum wage, lower-wage sectors, such as leisure and hospitality, and educational and health services continued to grow in 2017. The unemployment rate in May 2018 was 4.3% and is expected to remain low despite the increase in the minimum wage. Average wages are starting to rise but at a slower rate than in previous periods of very low unemployment.

The Governor released his proposed budget for fiscal year 2018-19 on January 10, 2018 (“Governor’s Budget”). The Governor’s Budget focused on balancing the State’s budget deficit, which resulted from revenues lagging previous estimates. The Governor’s Budget continued the State’s focus on building Proposition 2 reserves to save for future economic downturns. Previous budgets allocated discretionary resources in excess of constitutional funding requirements, such as those required by Proposition 98, and the Governor’s Budget aimed to reduce the Proposition 98 allocation down to the minimum guarantee.

On May 11, 2018, the Governor revised the projections contained in the Governor’s Budget (“May Revision”). The May Revision projected total reserves of $17.9 billion by the end of fiscal year 2017-18 —$9.4 billion in the Budget Stabilization Account (“BSA”), as required under Proposition 2, and $8.5 billion in the General Fund. In addition to the required transfer to the BSA, Proposition 2 requires that an equivalent amount be used to pay down existing debts and reduce unfunded liabilities in excess of current base amounts. During fiscal year 2018-19, per the May Revision, the Governor proposed to spend a total of $1.2 billion to repay some of the General Fund’s loans from special funds and transportation projects, to partially settle-up previous Proposition 98 underfunding of local education and to reduce some of the University of California employee pension liabilities.

The May Revision projected that General Fund revenues and transfers would be $133.5 billion and expenditures would be $137.6 billion. The May Revision stated that the General Fund began fiscal year 2017-18 with a surplus balance of $5.7 billion, and projected that the General Fund would begin fiscal year 2018-19 with a surplus of approximately $8.4 billion. The projected fiscal year 2018-19 General Fund revenues and transfers were 2.8% greater than the revised fiscal year 2018-18 estimate of $129.8 billion, while the projected fiscal year 2018-19 expenditures were 8.3% greater than the revised fiscal year 2017-18 estimate of $127.0 billion.

On June 27, 2018, the Governor’s Budget was signed into law (“Enacted Budget”). The Enacted Budget projects that General Fund revenues and transfers will be $133.3 billion and expenditures will be $138.7 billion. The Enacted Budget states that the General Fund began fiscal year 2017-18 with a surplus balance of $5.7 billion, and projects that the General Fund will begin fiscal year 2018-19 with a surplus of approximately $8.5 billion. The projected fiscal year 2018-19 General Fund revenues and transfers are 2.7% greater than the revised fiscal year 2017-18 estimate of $129.8 billion, while the projected fiscal year 2018-19 expenditures are 9.2% greater than the revised fiscal year 2017-18estimate of $127.0 billion.

According to the Legislative Analyst’s Office (“LAO”), California’s nonpartisan fiscal and policy advisor, planning for the next downturn, which includes setting aside budget reserves, is an important priority in the Governor’s budget. In addition, the LAO noted that the Governor’s Budget also focuses on increasing allocations to education and supporting new infrastructure projects. While the LAO believes that the Governor’s emphasis on reserves is prudent, as a large budget reserve is the key to weathering the next recession with minimal disruption to public programs, it cautioned the Legislature that substantial budgetary reserves may constrain the State’s ability to make other budget commitments in the future.

Moody’s, S&P and Fitch assign ratings to California’s long-term general obligation bonds, which represent their opinions as to the quality of the municipal bonds they rate. As of July 25, 2018, California’s general

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obligation bonds were assigned ratings of Aa3, AA- and AA- by Moody’s, S&P and Fitch, respectively. The ratings agencies continue to monitor the State’s budget deliberations closely to determine whether to alter the ratings. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may affect the market price of the State municipal obligations in which the Fund invests.

California is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against California, might require California to make significant future expenditures or impair future revenue sources.

Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

NEW YORK MUNICIPAL BONDS. The New York Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors, including the New York State Division of the Budget and the New York City Office of Management and Budget. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York City and State agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

Relative to other states, New York has for many years imposed a very high state and local tax burden on residents. The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside of, or not locate within, New York. The economic and financial condition of the State also may be affected by various financial, social, economic, environmental and political factors. For example, the securities industry is more central to New York’s economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State’s income and employment levels. Furthermore, such financial, social, economic, environmental and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

The fiscal stability of New York State is related to the fiscal stability of the State’s municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. In the event that New York City or any of its agencies or authorities suffers serious financial difficulty, then the ability of the State, New York City, and the State’s political subdivisions, agencies and authorities to obtain financing in the public credit markets, and the market price of outstanding New York tax-exempt securities, may be adversely affected.

State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the Federal government may create budget gaps for the State. Moreover, even an ostensibly balanced budget may still contain several financial risks. These risks include the impact of broad economic factors, additional spending needs, revenues that may not materialize and proposals to reduce spending or raise revenues that have been previously rejected by the Legislature. To address a potential

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imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact such proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their respective legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels; charges for electric power, electric and gas utility services; rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

Over the near and long term, New York State and New York City may face economic problems. New York City accounts for a large portion of the State’s population and personal income, and New York City’s financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

In May 2018, the State’s Division of Budget (“DOB”) issued an Enacted Budget Financial Plan related to the State’s enacted budget for FY 2019 (“Enacted Budget”), which includes projections for FYs 2018 through 2022. The FY 2019 authorized gap-closing plan consists of approximately $2.5 billion in savings from spending control, including a $1.2 billion reduction in local assistance spending. The budget gap represents the difference between: (a) the projected General Fund disbursements, including transfers to other funds, needed to maintain anticipated service levels and specific commitments; and (b) the expected level of resources to pay for them.

The State has experienced a number of natural disasters in recent years, for which the State has received, and anticipates further receipt of, Federal disaster aid. However, there can be no assurance that anticipated Federal disaster aid will be provided to the State, or that such Federal disaster aid, if provided, will be for the full amount estimated or on the timeline expected.

Although the State’s economy continues to show signs of growth, there are significant risks to this forecast, including, but not limited to, the effects of: national and international events, climate change and extreme weather events; ongoing financial instability in the Euro Zone; major terrorist events, hostilities or war; changes in consumer confidence, oil supplies and oil prices; cyber security attacks; Federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts; and shifts in monetary policy affecting interest rates and the financial markets.

The State projects total nonagricultural employment growth of 1.5% for 2018, with modest private sector growth of 1.3% for 2018. The State projects that wages will increase 4.3% for 2018, accompanied by total personal income growth of 3.8%. The State’s unemployment rate as of May 2018 was 4.5%, which was down from 4.7% in May 2017. The State’s unemployment rate was above the national average of 3.8% in May 2018.

Estimated total General Fund receipts for the Enacted Budget are projected to be $71.5 billion for FY 2019, an annual increase of $894 million, or 1.3%, from FY 2018 results. These receipts consisted of $46.5 billion in personal income tax revenues (a decrease of 1.1% from FY 2018), $13.6 billion in consumption/use tax receipts (an increase of 2.4% from FY 2018) and $5.6 billion in business tax receipts (an increase of 14.4% from FY 2018). The growth is primarily attributable to increases in corporate profits and new for-profit insurance providers subject to a premium insurance tax. Against these revenues and

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transfers, the Enacted Budget included approximately $73.9 billion in General Fund appropriations.

New York City has the largest population of any city in the U.S., and it is obligated to maintain a complex, varied and aging infrastructure. The City bears responsibility for more school buildings, firehouses, health facilities, community colleges, roads, bridges, libraries, and police precincts than any other municipality in the country.

New York City’s general debt limit, as provided in the New York State Constitution, is 10 percent of the five-year rolling average of the full value of taxable City real property. The City’s FY 2018 general debt-incurring power of $98.24 billion is projected to increase to $105.72 billion in FY 2019, to $112.65 billion in FY 2020, and to $118.58 billion by FY 2021. The City’s general obligation debt outstanding was $37.8 billion as of March 2018. After including contract and other liability and adjusting for appropriations, the City’s indebtedness that is counted toward the debt limit totaled $64.03 billion as of July 2017. This indebtedness is expected to grow to $91.43 billion by the beginning of FY 2021. The City is projected to have remaining debt-incurring capacity of $32.63 billion on July 1, 2018, $29.76 billion on July 1, 2019, and $27.15 billion on July 1, 2020.

In addition to general obligation bonds, the City maintains several additional credits, including bonds issued by the New York City Transitional Finance Authority (“NYCTFA”) and Tobacco Settlement Asset Securitization Corporation (“TSASC”). At the end of FY 2017, NYCTFA debt backed by personal income tax revenues accounted for $32.81 billion of debt. In July 2009, the State Legislature granted NYCTFA the authority to issue additional debt for general capital purposes. This additional borrowing above the initial $13.5 billion limit is secured by personal income tax revenues and counted under the City’s general debt limit. In addition to this capacity, the NYCTFA is authorized to issue up to $9.4 billion of Building Aid Revenue Bonds (BARBs) for education purposes. Approximately $7.88 billion of these bonds have been issued as of June 30, 2017. Debt service for these bonds is supported by State building aid revenues. At the end of FY 2017, TSASC debt totaled $1.09 billion. The City’s debt per capita has grown from $4,923 in FY 2000 to $10,113 by FY 2017, an increase of 105%. Over the same period, the cumulative growth rate in debt per capita was 2.2 times the City’s rate of inflation. Based on an analysis of financial statements released by other jurisdictions in FY 2016, New York City’s debt burden per capita was double the average sample of large U.S. cities.

As of July 25, 2018 New York State’s general obligation bonds are rated AA+, Aa1, and AA+ by S&P, Moody’s, and Fitch, respectively. As of July 25, 2018, New York City’s general obligation debt was rated AA by S&P, Aa2 by Moody’s, and AA by Fitch. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the Fund invests.

MUNICIPAL NOTES. Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may

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have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

MUNICIPAL LEASES. Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

MUNICIPAL HOUSING BONDS. Municipal Housing Bonds are Municipal Bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions within the applicable state or municipality. Generally, the authorities are not entitled to state or municipal appropriations from general tax revenues. As a result, and because investors in Municipal Housing Bonds receive repayments of principal as the underlying mortgages are paid prior to maturity, the yields obtainable on such Bonds exceed those of other similarly rated Municipal Bonds. As most Municipal Housing Bonds are secured only by the mortgages purchased, bonds used to purchase mortgages that are either insured by the Federal Housing Administration (the “FHA”) or guaranteed by the U.S. Department of Veterans Affairs (the “VA”) will have less risk of loss of principal than bonds used to purchase comparable mortgages that are not insured by the FHA or guaranteed by the VA. A number of factors may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Such factors could include changes in national and state policies relating to transfer payments such as unemployment insurance and welfare, and adverse economic developments, particularly those affecting less skilled and low income workers.

PRIVATE PLACEMENTS AND OTHER RESTRICTED SECURITIES. Private placement securities are securities that have been privately placed and are not registered under the Securities Act of 1933, as amended (the “1933 Act”). They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

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Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV due to the absence of a trading market.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of the Fund’s rights) and exemptions thereto (which would permit the Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, the Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, the Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing the Fund’s rights.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Pursuant to regulations and/or published positions of the SEC or its staff, a Fund may be required to maintain asset coverage or offsetting positions in connection with reverse repurchase agreements. To the extent a Fund maintains asset coverage in the amount prescribed, such assets cannot be sold while the reverse repurchase agreement is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

SHORT SALES. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker/dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

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To the extent that a Fund engages in short sales, it will provide collateral to the broker/dealer. A Fund will not sell securities short unless it (1) maintains, or has a right to acquire, an offsetting long position in an equal amount of such securities, or (2) maintains a segregated account consisting of cash or other liquid assets in accordance with applicable laws and regulations. While in a short position, a Fund will retain the securities, rights, or segregated assets. Short selling may accelerate the recognition of gains.

STANDBY COMMITMENTS. Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

STRIPPED SECURITIES. Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (“STRIPs”) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (“TIGERs”) are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal. Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

STRUCTURED INVESTMENTS. Structured investments are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of a security or securities and then issuing that restructured security. Restructuring involves the deposit with, or purchase by, an entity (such as a corporation or trust) of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments.

Subordinated classes typically have higher yields and present greater risks than unsubordinated classes. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments.

Certain issuers of structured investments may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investment in these structured investments may be limited by the restrictions contained in the 1940 Act. The risks associated with investing in a structured investment are usually tied to the risks associated with investing in the underlying instruments and securities. The risks will also depend upon the comparative subordination of the class held by a Fund, relative to the likelihood of a default on the structured investment. To the extent that a Fund is exposed to default, the Fund’s structured investment may involve risks similar to those of high-yield debt securities. Structured investments typically are sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are deemed to be illiquid, they will be subject to a Fund’s restrictions on investments in illiquid securities. These entities typically are organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. A Fund will indirectly pay its portion of these fees in addition to the fees associated with the creation and marketing of the underlying instruments and securities. If an active investment management component is combined with the underlying instruments and securities in the structured investment, there may be ongoing advisory fees which the Fund’s shareholders would indirectly pay.

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U.S. GOVERNMENT SECURITIES. U.S. Government securities include:

•	direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
•	notes, bonds and discount notes issued or guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the U.S.;
•	notes, bonds and discount notes of U.S. Government agencies or instrumentalities which receive or have access to federal funding; and
•	notes, bonds and discount notes of other U.S. Government instrumentalities supported by the credit of the instrumentalities.

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as securities issued by the Federal Home Loan Mortgage Corporation (also known as Freddie Mac) (“FHLMC”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. However, these securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed to be the conservator of FHLMC and FNMA for an indefinite period. As conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent, and the U.S. Department of Treasury has attempted to enhance the ability of these entities to meet their obligations. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the United States Congress to increase the statutory debt ceiling. If the United States Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Funds, which could have a material negative impact on the Funds.

TEMPORARY INVESTMENTS. A Fund may hold cash or money market instruments, or take other defensive investment positions, when the Adviser: (i) is unable to locate favorable investment opportunities; (ii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, in order to manage large cash inflows, or minimize potential losses during adverse market, economic, political, or other conditions or for other reasons; or (iii) is implementing a revised investment strategy for a given Fund. When a Fund engages in such strategies, it may not achieve its investment objective and such strategies may be inconsistent with a Fund’s principal investment strategies. During these times, the Adviser may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund’s records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

ZERO COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES. Zero coupon bonds are bonds sold at a discount to their stated value and do not pay any periodic interest. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments

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begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.

REGULATORY EVENTS. Legal, tax and regulatory changes could occur that may adversely affect each Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the CFTC, the FDIC and other governmental and regulatory bodies have taken or are considering taking actions in light of the financial crisis that began to unfold in 2007. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Proposed regulatory changes by the SEC relating to a registered investment company’s use of derivatives could potentially limit or impact the Funds’ ability to invest in derivatives and adversely affect the value or performance of a Fund or its derivative investments. Given the broad scope and sweeping nature of some of these regulatory measures, the potential impact they could have on securities held by each Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by each Fund. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known. The current administration has recently indicated that it intends to scale back the scope of financial regulation, and the effect of such actions, if taken, also cannot be known.

ECONOMIC EVENTS. The negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery. These events and possible market turbulence may have an adverse effect on each Fund. In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets. However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and unemployment rates, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair a Fund’s ability to execute its investment strategies. In addition, in a referendum held on June 23, 2016, voters in the United Kingdom (“UK”) voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. On March 29, 2017, the UK formally triggered the process of leaving the EU by invoking Article 50 of the Treaty on European Union. The UK has provided the EU with notice of its intention to withdraw in March 2019 and the UK and EU are currently negotiating exit terms. Significant uncertainty exists regarding the effects such withdrawal will have on the Euro, European economies and global markets. In addition, the current political climate has intensified concerns about trade tariffs and a potential trade war between China and the United States. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact on the global economy. Events such as these are difficult to predict and may or may not occur in the future.

In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and it is anticipated that interest rates will

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continue to rise, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. . While the timing of such events is uncertain and the effects unpredictable, these changes to U.S. financial policy may expose a Fund to have risks associated with heightened volatility and reduce liquidity in the U.S. fixed income and related markets. Such events may cause a Fund to experience high redemption requests, thereby increasing portfolio turnover and associated transaction costs. In addition, to the extent a Fund invests in derivatives tied to fixed income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. As a result of these developments, a Fund could sustain losses and/or reduced performance and the liquidity of a Fund’s portfolio may be adversely affected.

CYBER SECURITY. A Fund and its service providers, vendors or counterparties, or clients, and other third parties are susceptible to cyber security risks. These risks include, among other things, theft, misuse and loss of confidential and proprietary information, data corruption, and operational disruption. Cyber attacks against or security breakdowns of a Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate the Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also impact issuers of securities in which a Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that a Fund will not suffer losses relating to cyber attacks or other information security breaches.

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INVESTMENT RESTRICTIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed unless approved by a majority of the outstanding shares of the Corporation. The term “majority of outstanding shares” as defined by the 1940 Act means the vote of the lesser of (i) 67% or more of the shares of the Corporation present at a meeting, if the holders of more than 50% of the outstanding shares of the Corporation are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Corporation. The Funds may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, or any applicable rules, regulations or exemptive orders thereunder.

2.	Make loans of cash, securities or other assets, except to the extent permitted by the 1940 Act, or any applicable rules, regulations, or exemptive orders thereunder.

3.	Act as an underwriter of securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act, as amended, in disposing of a portfolio security.

4.	Purchase or sell real estate, except that any of the Funds may: (i) purchase or sell securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; (ii) purchase or sell securities or instruments that are secured by real estate or interests therein; (iii) purchase or sell real estate mortgage loans; and (iv) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities or instruments which are secured by real estate or interests therein.

5.	Purchase or sell physical commodities, except that any of the Funds may: (i) purchase and sell securities or instruments of companies that purchase or sell commodities or that invest in such products; and (ii) purchase, sell or enter into transactions involving currencies, forward contracts, options, swap contracts, futures contracts and options thereon, hybrid instruments, and other derivative instruments relating to indices or individual commodities.

6.	Issue senior securities, except to the extent permitted by the 1940 Act or any applicable rules, regulations or exemptive orders thereunder.

7.	Invest 25% or more of the value of each Fund’s total assets in any particular industry. This limitation does not apply to (i) securities or loans issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements secured by them or securities issued by state or municipal governments and their political subdivisions; and (ii) securities of investment companies to the extent permitted by the 1940 Act or any applicable rules, regulations or exemptive orders.

8.	With respect to the California Municipal Bond Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and California income tax, but not necessarily the federal alternative minimum tax.

9.	With respect to the New York Municipal Bond Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and New York income tax, but not necessarily the federal alternative minimum tax.
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NON-FUNDAMENTAL LIMITATIONS

The following are additional investment limitations of the Funds, which are “non-fundamental” and may be changed with Board approval.

1.	The Funds may not invest more than 15% of the market value of each Fund’s net assets in illiquid investments including repurchase agreements maturing in more than seven days.

Shareholders will receive 60 days’ prior notice of any changes to these policies.

For the fundamental and non-fundamental limitations described above, if a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of a Fund’s investment securities will not be considered a violation of a Fund’s restrictions.

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WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

DIRECTORS AND OFFICERS

The Board of Directors of the Corporation (the “Board” or the “Directors”) is responsible for managing the Corporation’s business affairs and for exercising all of the Corporation’s powers except those reserved for the shareholders. In addition, the Board reviews contractual arrangements with companies that provide services to the Corporation and reviews the Funds’ performance.

Information about each Board member and each Officer of the Corporation is provided below and includes the following: name, address, age, present position(s) held with the Corporation, term of office and length of time served, principal occupations for the past five years, number of portfolios overseen by a Director in the Fund Complex, and total compensation received as a Director of the Corporation for its most recent fiscal year. The Corporation is comprised of nine funds.

Officers. The table below sets forth certain information about each of the Fund’s Officers.

OFFICERS OF THE CORPORATION

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 60	President & Chief Executive Officer	Indefinite; 6 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Yvette M. Garcia 630 Fifth Avenue New York, NY 10111 Age: 48	Chief Legal Officer	Indefinite; Since October 2018	Managing Director, The Bessemer Group, Incorporated and principal bank subsidiaries (Since July 2018); General Counsel, Rockefeller & Co. (2012-2018).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 45	Vice President &Treasurer	Indefinite; 4 Years	Principal and Head of Fund Accounting, Bessemer Trust Company, N.A. (Since 2018); Principal and Head of Trust Accounting and Fees, Bessemer Trust Company, N.A. (2015-2017); Senior Vice President and Head of Trust Accounting, Bessemer Trust Company, N.A. (2007-2014).

Thomas G. Kennedy 630 Fifth Avenue New York, NY 10111 Age: 48	Chief Compliance Officer	Indefinite; 2 Years	Chief Compliance Officer of Bessemer Investment Management LLC (Since July 2016); Principal and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (Since July 2016); Head of Alternatives Compliance, Aberdeen Asset Management Inc. (January 2016-April 2016); Managing Director and Chief Compliance Officer, Arden Asset Management LLC (2008-2015).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 55	Assistant Secretary	Indefinite; 9 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

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Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 58	Vice President & Assistant Treasurer	Indefinite; 4 Years	Managing Director and Corporate Controller, Bessemer Trust Company, N.A. (Since 2010).

David Schwart 801 Brickell Avenue Suite 2250 Miami, FL 33131-2900 Age: 48	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; 3 Years	Vice President and Associate Director of Bank Compliance, Bessemer Trust Company, N.A. (Since April 2013).

Marianna DiBenedetto 760 Moore Road King of Prussia, PA 19406 Age: 53	Vice President and Assistant Treasurer	Indefinite; Since October 2018	Vice President and Group Manager of Fund Accounting and Administration Client Services, The Bank of New York Mellon (“BNY Mellon”) (Since 2010)

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 48	Assistant Treasurer	Indefinite; 12 Years	Senior Manager of NAV Operations, BNY Mellon (Since 2008).

Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 50	Secretary	Indefinite; 2 Years	Vice President and Director, BNY Mellon (Since 2017); Vice President and Counsel, BNY Mellon (2016-2017); Counsel, Stradley, Ronon, Stevens & Young LLP (2007-2016).

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 49	Assistant Secretary	Indefinite; 2 Years	Secretary of the Corporation (2015-2016); Vice President and Manager, BNY Mellon (Since 2010).

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Directors. The following tables set forth certain information about the Funds’ Directors. Each Director serves for an indefinite term and until a successor is elected and qualified or until resignation or until such Director reaches the age of retirement, as set forth in the Corporation’s By-Laws. Information for the Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act (the “Independent Directors”), appears separately from the information for any “interested” Director.

INTERESTED DIRECTOR

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

George Wilcox(2) 630 Fifth Avenue New York, NY 10111 Age: 54	Director	Indefinite term	President of Bessemer (2013 - Present).	9	0

INDEPENDENT DIRECTORS

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 69	Chairman & Director	Indefinite term; 5 Years	General Partner, Rockport Capital Partners (2000-Present).	9	1[3]
Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 73	Director	Indefinite term; 14 Years	Director, corporate and foundation boards.	9	1[4]

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Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 70	Director	Indefinite term; 7 Years	Independent Director.	9	4[5]

R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 54	Director	Indefinite term; 2 Years	Vice President, Strategy, Arizona State University (Since 2013).	9	5[6]

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Wilcox is deemed an Interested Director by virtue of his position as President of Bessemer.

[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.

[4]	Ms. Francy has served as Director of Siebert Financial Corporation.

[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (40); Man Long Short Fund; GLG International Small Cap Fund; and Ilex Partners (Asia) LLC.

[6]	Mr. Walton serves as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investment Limited, Zweig Fund Inc. and Zweig Total Return Fund Inc.

Additional Information Concerning Our Board of Directors

The Role of the Board

The Board provides oversight of the management and operations of the Corporation. Like all mutual funds, the day-to-day responsibility for the management and operation of the Corporation is the responsibility of various service providers to the Corporation, such as the Adviser, the distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior individuals of certain of these service providers as officers of the Corporation, with responsibility for monitoring and reporting to the Board on the Corporation’s operations and affairs. In conducting this oversight, the Board receives regular reports from these officers and service providers. For example, the Treasurer reports as to financial reporting matters and the President and other investment personnel report on the performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Corporation’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings”, to discuss various topics. In all cases, however, the role of the Board and of any individual Director is one of oversight and not of management of the day-to-day affairs of the Corporation.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function given the particular characteristics and circumstances of the Corporation. It has established three standing committees, an Audit Committee, a Nominating Committee, and a Governance Committee, which are discussed in greater detail below under “Committees”. 80% of the members of the Board are Independent Directors, which are

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Directors that are not affiliated with the Adviser, the principal underwriter or their affiliates, and each of the Audit, Governance and Nominating Committee are comprised entirely of Independent Directors. The Chairman of the Board is an Independent Director. The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed the Managing Director and Head of Fixed Income of the Adviser as the President of the Corporation. The Board reviews its structure and the structure of its Committees annually. In developing this structure, the Board has considered that substantially all shareholders of the Fund are fiduciary private account clients of an affiliate of the Adviser and that the Funds are used as investment options within larger private account portfolios. The Board has also determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various Committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. In addition, because risk management is a broad concept comprised of many disparate elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Corporation’s independent public accounting firm to discuss, among other things, the internal control structure of the Corporation’s financial reporting function as well as review of a risk matrix relating to the principal risks associated with the Corporation and how those risks are managed. The Chairman of the Governance Committee meets regularly with the Chief Compliance Officer to discuss compliance, operational and other risks and how they are managed. The Board receives reports from the Adviser as to investment risks as well as other risks that are discussed with the Governance or Audit Committee. In addition to these reports, from time to time the Board receives reports from the Chairman of the Adviser’s Investment Risk Committee, from senior officers of the Adviser and its affiliates, as well as from the Adviser’s internal audit department as to enterprise risk management.

Information about Each Director’s Qualifications, Experience, Attributes or Skills

The Board believes that each of the Directors has the appropriate qualifications, experience, attributes and skills (“Director Attributes”) to render their duties as Directors of the Corporation in light of the Corporation’s business and structure. Each of the Directors has substantial business and professional backgrounds that demonstrate their respective ability to critically review, evaluate and assess information provided to them. Examples of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Directors has served on boards for organizations other than the Corporation, as well as having served on the Board of the Corporation for the number of years shown above. They each therefore have substantial board experience and, in their service to the Corporation, have gained substantial insight as to the operations of the Corporation. The Corporation’s Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Directors is evaluated.

In addition to the information provided in the charts above, certain additional information concerning each particular Director and their Director Attributes is set forth below. The information provided below, and in the chart above, is not all-inclusive. Many Director Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems. In conducting its annual self-assessment, the Governance Committee has determined that the Directors have the appropriate attributes and experience to serve effectively as Directors of the Corporation.

Mr. Ellis’ Director Attributes include his investment and executive experience with Rockport Capital Partners, a multi-stage venture capital firm that invests in the areas of alternative and traditional energy, mobility and sustainability. His Director Attributes also include his experience of serving on boards of a number of other entities. Mr. Ellis was also an executive at BayCorp Holdings, Kenetech Corporation and Knoll International. Mr. Ellis serves as Chairman of the Board.

Ms. Francy’s Director Attributes include her financial background as Treasurer, Controller, Director of Finance and Director of Budget Operations of Columbia University. Ms. Francy serves as Chair of the Audit Committee and the Nominating Committee. Ms. Francy also has been designated to serve as an Audit Committee financial expert for the Corporation based on her financial acumen. Ms. Francy’s Director Attributes also include her experiences as chairperson of the audit committee of a public company and chairing or serving on the audit/finance committees of several organizations and not for profits.

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Mr. Officer’s Director Attributes include his significant business and executive experience, including his prior executive positions at The Bank of New York Mellon, The Dreyfus Corporation, and their affiliates. His Director Attributes also include his experience serving as a director and an executive officer of a number of registered investment companies within The Dreyfus Family of Funds. Mr. Officer serves as Chair of the Governance Committee. Mr. Officer has been designated to serve as an Audit Committee financial expert for the Corporation based on his financial background.

Mr. Walton’s Director Attributes include knowledge and business experience resulting from his positions as Vice President of Arizona State University and Alcoa. His Director Attributes also include his experience serving as a director of a number of registered investment companies. Mr. Walton serves as the Board’s Pricing Committee liaison. Mr. Walton has been designated to serve as an Audit Committee financial expert for the Corporation based on his financial background.

Mr. Wilcox’s Director Attributes include his knowledge and executive experience, resulting from his senior position as President of Bessemer, an affiliate of the Adviser. His Director Attributes also include his experience serving as national head of Client Account Management at Bessemer. In this regard, Mr. Wilcox is able to impart to the Board key information relating to the clients, products, operations, personnel, and financial resources of Bessemer and its affiliates. The Board believes that this information is valuable in its oversight of the Corporation.

Committees

The Board has an Audit Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. As set forth in its charter, the primary duties of the Corporation’s Audit Committee are: (1) to recommend to the Board auditors to be retained for the next fiscal year; (2) to meet with the Corporation’s independent auditors as necessary; (3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors; (4) to review the fees charged by the auditors for audit and non-audit services; (5) to investigate improprieties or suspected improprieties in Fund operations; (6) to review the findings of SEC examinations and consult with BIM on appropriate responses; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met three times during the fiscal year ended October 31, 2018.

The Board has a Nominating Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. The Nominating Committee’s primary responsibility is to nominate Director candidates when there is a vacancy on the Board. The Nominating Committee considers nominees from shareholders. To submit a recommendation for nomination as a candidate for a position on the Board, shareholders of the Funds shall mail such recommendation to the Corporation’s Secretary, Lisa M. King, at The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809. Such recommendations shall include the following information: (1) a full description of the proposed candidate’s background, including his/her name, age, business address, residence address and principal occupation or employment; (2) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder), including the Fund name(s), the number of shares beneficially owned and the date such shares were acquired; (3) information as to whether the candidate is, or is not, an “interested person” of the Corporation, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate’s independence; (4) all other information related to the individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder, including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a director (if elected); and (5) any other information that may be helpful to the Committee in evaluating the candidate. In order to be considered for inclusion in the Corporation’s proxy statement, any such recommendation (1) should be submitted within a reasonable time before the Corporation begins to print and mail its proxy statement and (2) must be submitted by such date and contain such information as may be specified in the Corporation’s By-Laws. There were two meetings of the Nominating Committee during the fiscal year ended October 31, 2018.

The Board also has a Governance Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. The Governance Committee’s primary responsibilities are to oversee the structure, compensation and operation of the Board and to review the performance of the Chief Compliance Officer. There were three meetings of the Governance Committee during the fiscal year ended October 31, 2018.

Additionally, the Corporation has a Pricing Committee consisting of certain Officers of the Corporation and representatives from the Adviser and its affiliates. The Pricing Committee’s primary responsibilities are to oversee the Corporation’s valuation methodologies, including making determinations concerning the fair value of certain

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securities for which market quotations are not readily available. The Pricing Committee meets as necessary.

Fund Ownership

The table below shows the dollar range of equity securities owned beneficially by each Director in the Funds and in any registered investment company overseen by the Directors within the same family of investment companies for the calendar year ended December 31, 2017 stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

	Patricia L. Francy	J. David Officer	Alexander Ellis III	R. Keith Walton	George Wilcox[1]
California Municipal Bond Fund[2]	None	None	None	None	None

New York Municipal Bond Fund[2]	None	None	None	None	None

Aggregate Dollar Range of Securities in Fund Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

[1]	Mr. Wilcox maintains exposure to the foregoing investment strategies through investment of his deferred compensation profit sharing account balances in bank portfolios with investments in the Funds and other pooled investment vehicles with substantially the same investment objectives and strategies as the Funds.

[2]	The Fund had not yet commenced operations as of December 31, 2017.

None of the Independent Directors or their immediate family members own securities of the investment adviser or the distributor of the Funds, or a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or the distributor of the Funds.

Board Compensation

Effective February 1, 2018, the Independent Directors receive from the Corporation an annual retainer of $235,000 plus $30,000 for the Board’s Chairperson, and $15,000 for the Audit Committee Chairperson.

In addition, each Independent Director also receives reimbursement of all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis on net assets.

The table below sets forth the compensation received by each Director from the Corporation for the fiscal year ended October 31, 2018. Officers who are officers or employees of the Adviser and BNY Mellon do not receive compensation from the Corporation.

FISCAL YEAR ENDED OCTOBER 31, 2018

Name of Director	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as a Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex (9 Funds) Paid to Directors
Independent Directors
Patricia L. Francy	$252,500	0	0	$252,500
J. David Officer	$237,500	0	0	$237,500
Alexander Ellis III	$267,500	0	0	$267,500
R. Keith Walton	$237,500	0	0	$237,500
Interested Director
George Wilcox	$0	0	0	$0

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Control Persons and Principal Holders of Securities. As of the date of this SAI, no entity beneficially owned securities of the Funds.

Code of Ethics. The Corporation and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Codes of Ethics for these entities (the “Codes”) restrict the personal investing activities of certain Access Persons (as defined in Rule 17j-1) and others, as defined in the Codes. The primary purpose of the Codes is to ensure that these investing activities do not disadvantage the Funds. Such Access Persons are generally required to pre-clear security transactions (which may include securities purchased by the Funds) with the entities’ Compliance Officer or his designee and to disclose reportable transactions on a regular basis. The Compliance Officer or designee has the responsibility for interpreting the provisions of the Codes, for adopting and implementing Procedures for the enforcement of the provisions of the Codes, and for determining whether a violation has occurred. In the event of a finding that a violation has occurred, the Compliance Officer or designee shall take appropriate action. The Corporation and the Adviser have developed procedures for administration of the Codes.

INVESTMENT ADVISER

The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Funds’ investment adviser is Bessemer Investment Management LLC, a wholly-owned subsidiary of Bessemer, which is a national banking association.

The Adviser is responsible for all duties and obligations under the Funds’ investment advisory agreement entered into between the Adviser and the Corporation (the “Advisory Contract”). For its services under the Advisory Contract, the Adviser receives an advisory fee from each Fund, computed daily and payable monthly, in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
California Municipal Bond Fund	0.45%	0.40%	0.35%
New York Municipal Bond Fund	0.45%	0.40%	0.35%

The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses, if any, of the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. This commitment may be changed or terminated at any time with the approval of the Board. The Adviser may choose voluntarily to reimburse a portion of its advisory fee at any time.

Under the Advisory Contract, the Adviser shall not be liable to the Corporation, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Additional Portfolio Manager Information

Other Accounts Managed by Portfolio Managers

The following tables show the number and assets of other funds and investment accounts (or portions of investment accounts) that each Fund’s portfolio manager(s) managed as of October 31, 2018, and separately the same information but only for those funds and accounts whose investment advisory fee is based on performance.

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Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

California Municipal Bond Fund
BIM
Bruce A. Whiteford	1	$2,299,000,000	2	$268,000,000	1,745	$8,139,000,000
David W. Rossmiller	1	$865,000,000	3	$143,000,000	312	$3,133,000,000

New York Municipal Bond Fund
BIM
Bruce A. Whiteford	1	$2,299,000,000	2	$268,000,000	1,745	$8,139,000,000
David W. Rossmiller	1	$865,000,000	3	$143,000,000	312	$3,133,000,000

Accounts and Assets for which an Investment Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets
California Municipal Bond Fund
BIM
Bruce A. Whiteford	0	$0	0	$0	0	$0
David W. Rossmiller	0	$0	0	$0	0	$0

New York Municipal Bond Fund
BIM
Bruce A. Whiteford	0	$0	0	$0	0	$0
David W. Rossmiller	0	$0	0	$0	0	$0

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Exchange Act) by the portfolio managers listed above as of October 31, 2018:

	California Municipal Bond Fund	New York Municipal Bond Fund
BIM[1]
Bruce A. Whiteford	None	None
David W. Rossmiller	None	None

[1]	BIM portfolio managers maintain exposure to the foregoing investment strategies through investment of their deferred compensation and profit sharing account balances in the Funds.
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Compensation of Portfolio Managers

BIM. The Adviser’s portfolio managers are generally responsible for providing investment advisory services for multiple types of accounts with similar investment objectives, strategies, risks and fees. Portfolio managers responsible for managing a Fund generally will also provide investment advisory services with respect to bank common and collective funds, separately managed accounts and model portfolios. The Adviser generally compensates portfolio managers with respect to their overall contribution and, except as described below, not with respect to the performance of any single account type.

The Adviser’s portfolio managers receive compensation comprised of an annual base salary, annual cash bonus and a deferred cash bonus. The Adviser’s portfolio managers had previously received deferred earnings-based awards granted by an affiliate of the Adviser. The deferred earnings-based awards were terminated effective December 31, 2015, and any accrued compensation was carried over to the deferred cash bonus plan. The deferred cash bonus is a fixed percentage of the annual cash bonus and is generally paid over a three-year period. The Adviser’s portfolio managers also participate in a deferred compensation profit sharing plan as well as other medical and insurance coverage programs, of affiliates of the Adviser. The annual base salaries for portfolio managers are determined on the basis of relevant industry salary data and are intended to be competitive. Annual cash bonus awards are based upon a combination of qualitative and quantitative factors, including performance of the portfolios advised by the portfolio manager, generation and development of new investment ideas, willingness to develop and share ideas as part of a team and contributions to the development of the Adviser’s investment team.

Potential Conflicts of Interests

BIM. Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms but which the Adviser believes are adequately addressed by its current policies and procedures. The Adviser has adopted policies and procedures that are designed to address certain of these potential conflicts.

A potential conflict of interest may arise when a Fund and other accounts managed by the Adviser or its affiliates purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts managed by the Adviser or its affiliates, the orders for such transactions may be combined in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The Adviser believes that its policies and procedures relating to trade aggregation and allocation are reasonably designed to prevent such results.

“Cross trades,” in which one account managed by the Adviser or its affiliates sells a particular security to another account managed by the Adviser or its affiliates (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and the Board have adopted compliance procedures that provide that any transactions between a Fund and another account advised by the Adviser or its affiliates are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

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A Fund’s portfolio manager(s) who are responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio manager(s) may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide the Adviser and its affiliates with brokerage and research products and services, which may result in the payment of higher brokerage fees than might have otherwise been available. These products and services are used by the Adviser and its affiliates and may be more beneficial to certain Funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser and its affiliates determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research products and services provided, the decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among a Fund and/or accounts that the Adviser and its affiliates manage.

The Adviser’s portfolio managers may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Adviser, including portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Adviser and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of clients.

Other conflicts may arise out of other situations, including without limitation: (i) the allocation of investment opportunities to the Fund and to any other accounts; (ii) the aggregation of orders for the other accounts; (iii) the discretion of the Fund (and in certain cases of the Adviser) to waive or modify the application of, any provision of the Prospectus and SAI or grant special or more favorable rights with respect to, any provision of the Prospectus and SAI or the fund documents to the extent permitted by applicable law and (iv) cross trades and principal transactions.

ADMINISTRATIVE SERVICES AGREEMENT

The Corporation, on behalf of each Fund, entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Oversight Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of the Adviser, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of other non-advisory service providers. Under the Administrative Oversight Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

BNY Mellon and BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, act as administrator and fund accounting agent and as transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “BNY Mellon Agreements”). Pursuant to the BNY Mellon Agreements, BNY Mellon provides the Funds with general office facilities and supervises the overall administration of the Funds, including among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon may also provide persons (including directors, officers and other employees of BNY Mellon or its affiliates) satisfactory to the Board to serve as officers of the Funds. BNY Mellon maintains all Fund books and records required under Rule 31a-1 under the 1940 Act, performs daily accounting services and satisfies additional Fund reporting and record keeping requirements.

For the services provided by BNY Mellon, the following annual fee will be calculated based upon the aggregate average net assets of the Old Westbury Fund complex and payable to BNY Mellon monthly:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds
0.0350%	of the first $1.5 billion
0.0275%	of the next $1 billion
0.0175%	of the next $1 billion
0.0125%	of assets in excess of $3.5 billion

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Additionally, the Funds pay BNY Mellon an annual base fee of $25,000 per portfolio, excluding out-of-pocket expenses.

BNY Mellon may choose voluntarily to reimburse a portion of its fee at any time. See “Fees Paid by the Funds for Services” for payments made over the last three fiscal years to BNY Mellon.

CUSTODIANS

BTCO, located at 100 Woodbridge Center, Woodbridge, New Jersey 07095, is the custodian for the California Municipal Bond Fund and the New York Municipal Bond Fund. Pursuant to its agreement with these Funds, BTCO is responsible for maintaining the books and records of these Funds’ securities and cash. BTCO receives a fee calculated and paid monthly at the annual rate of 0.015% of the average daily net assets of the California Municipal Bond Fund and New York Municipal Bond Fund.

UNDERWRITER

The Corporation has entered into an underwriting agreement with Foreside Funds Distributors LLC (“Foreside” or the “Underwriter”) (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Underwriter facilitates the distribution of Fund shares and undertakes such advertising and promotion as requested by the Corporation and as it believes reasonable. The Underwriting Agreement contemplates that the Underwriter may, if authorized in each instance by the Corporation, on behalf of a Fund, or the Adviser, enter into sales agreements with securities dealers, financial institutions and other industry professionals, such as investment advisers, accountants and estate planning firms. The Underwriter will require each dealer with whom the Underwriter has a selling agreement to conform to all applicable provisions of the Funds’ Prospectus. Foreside makes a continuous offering of the Funds’ shares. Foreside is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312.

In its capacity as principal underwriter, Foreside uses its best efforts to obtain subscriptions to shares of each Fund. Foreside does not receive an annual fee from the Funds.

FUND COUNSEL, INDEPENDENT DIRECTORS’ COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Funds.

Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as independent counsel to the Independent Directors.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, is the independent registered public accounting firm for the Funds, providing audit services and tax return review services.

PROXY VOTING POLICIES

The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Adviser are attached as Appendix B.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018 is available, without charge, upon request, by calling 1-800-607-2200 and on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Pursuant to policies on portfolio holdings disclosure (“Portfolio Disclosure Policies”), the Funds, or their authorized service providers, may publicly disclose holdings of all Funds in accordance with applicable regulatory requirements. Such public disclosure of holdings includes required periodic holdings disclosure in filings with the

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SEC, as well as other holdings disclosures, such as the top ten or other specified holdings of a Fund, on a monthly basis with a lag time of not less than seven days, on the website www.Bessemer.com or by other means.

Portfolio holdings information for the Funds may also be made available more frequently and prior to its public availability (“non-standard disclosure”) to:

(1)	the Funds’ service providers (which currently include the Funds’ adviser, custodian, administrator, fund accountant, transfer agent, distributor, pricing service and printers (Command Financial Press Corporation)) (“Service Providers”); and

(2)	certain non-service providers (such as ratings agencies including, among others, Morningstar, Inc., Standard & Poor’s Securities, Inc. and Lipper Analytical Services for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation) (“Non-Service Providers”); and

(3)	non-Service Providers pursuant to a written confidentiality agreement that protects the confidentiality of the portfolio holdings information; and

(4)	to facilitate efficient trading of certain investment and receipt of relevant research.

The disclosure of portfolio holdings for the Funds may only be made pursuant to the Portfolio Disclosure Policies, which are designed to ensure compliance by the Funds and their service providers with the applicable federal securities laws. The Portfolio Disclosure Policies are also designed to prevent the unauthorized disclosure of a Fund’s holdings that could harm the Fund or its shareholders and to ensure that their respective interest are not put above those of the shareholders.

Neither the Funds nor the Funds’ service providers may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Portfolio Disclosure Policies may not be waived or exceptions made, without the consent of the Funds’ Chief Compliance Officer or his designees, or Chief Legal Officer. The Board will review this policy as often as they deem appropriate, but not less often than annually, and recommend any changes that they deem appropriate. The Funds’ Board and Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Funds’ Portfolio Disclosure Policies.

BROKERAGE TRANSACTIONS

The Adviser makes each Fund’s portfolio decisions and determine the broker to be used in each specific transaction with the objective of obtaining a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution and consistent with applicable law, brokerage may be directed to persons or firms supplying research products and services to the Adviser and its affiliates. To the extent that such persons or firms supply research products and services to the Adviser and its affiliates for use in rendering the investment advice to a Fund or account, such information may be supplied at no cost to the Adviser and its affiliates and, therefore, may have the effect of reducing the expenses of the Adviser and its affiliates in rendering advice to a Fund or account. While it is impossible to place an actual dollar value on such research products and services, receipt by the Adviser and its affiliates probably does not reduce the overall expenses of the Adviser and its affiliates to any material extent. Consistent with Rule 12b-1(h), the Adviser and its affiliates will not consider sales of shares of a Fund as a factor in the selection of brokers to execute portfolio transactions for the Funds.

The research products and services provided to the Adviser and its affiliates is of the type described in Section 28(e) of the Exchange Act and is designed to augment the Adviser’s and its affiliates own internal research and investment strategy capabilities. These research products and services include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Research products and services furnished by brokers through which each Fund effects securities transactions are used by the Adviser and its affiliates in carrying out their investment management responsibilities with respect to all of their clients’ accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser and its affiliates determine in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research products and services provided by the executing broker.

European-based affiliates of the Adviser (“European Affiliates”) who are subject to the EU’s Markets in Financial

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Instruments Directive (“EU Directive”) will be subject to separate rules applicable to any arrangements under which brokers may, in addition to routine order execution, facilitate the provision of research to the European Affiliates by the broker itself or a third party research provider (“third party research”). In general, firms subject to the EU Directive may not direct brokerage to firms in exchange for third party research, but rather must pay for such research services directly or allocate their costs equitably among their clients. Third party research will be purchased by the European Affiliates when they consider that such research will benefit their clients, including the Fund, in seeking to achieve their clients’ investment objectives and strategies. The purchase of third party research will be subject to appropriate controls and oversight designed to ensure that the research budget is managed and used in the interests of clients and will include regularly assessing the quality of the research purchased.

A Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, that Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases, the Adviser will attempt to negotiate best execution.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser and its respective affiliates, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser and or its respective affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser and the sub-advisers and their respective affiliates to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to benefit the Funds.

Because the Funds are newly organized, they did not hold investments in securities of their regular broker-dealers as of October 31, 2018.

PORTFOLIO TURNOVER

Changes may be made to a Fund’s portfolio consistent with the investment objectives and policies of such Fund whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Because the Funds are newly organized, no turnover rates are available for the Funds for their fiscal year ended October 31, 2018. High portfolio turnover may result in increased brokerage costs to a Fund and also adverse tax consequences to a Fund’s shareholders.

In any particular year, market conditions may result in greater portfolio turnover rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time-to-time depending on the volatility of economic and market conditions.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the Shareholder Servicing Plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services (“Shareholder Support Services”) to each Fund. Such Shareholder Support Services include, but are not limited to, providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption requests, and transmitting various communications to shareholders. For these services, each Fund pays an annual fee of 0.20% of its average daily net assets. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Because the Funds are newly organized, they have not paid fees under the Shareholder Servicing Plan during the last three fiscal years.

HOW DO THE FUNDS MEASURE PERFORMANCE?

Each Fund may advertise its share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

The performance of the Funds may be compared in various financial and news publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in publications to averages, performance rankings, or other information prepared by nationally recognized mutual fund ranking and statistical services. As with other performance data, performance comparisons should not be considered representative of a Fund’s relative performance for any future period.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund’s shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND TAX EQUIVALENT YIELD

The yield of a Fund’s shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of each Fund’s shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Funds may use tax equivalent yield information in its sales literature and advertising. Such information sets forth the yield that is afforded by a tax free investment by showing such yields without the effect of Federal income taxes with respect to a given taxable income bracket. The interest earned by the municipal securities owned by the Funds generally remains exempt from regular federal income tax and is often exempt from state and local taxes as well. However, some of the Funds’ interest income may be subject to the federal alternative minimum tax (AMT) and state and/or local taxes.

To the extent financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund’s shares, the Fund’s share performance is lower for shareholders paying those fees.

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AVERAGE ANNUAL TOTAL RETURNS

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

•	references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;
•	charts, graphs and illustrations using the Funds’ returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
•	discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager’s views on how such developments could impact the Funds; and
•	information about the mutual fund industry from sources such as the Investment Company Institute.

Each Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

Each Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

ACCOUNT INFORMATION AND PRICING OF SHARES

Information relating to the purchase and redemption of the Funds’ shares is located in the Prospectus.

NET ASSET VALUE

For purposes of determining each Fund’s NAV per share, readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. Securities may be valued by independent pricing services, approved by the Corporation’s Board, which use prices provided by market makers or estimates of market value obtained yield data relating to instruments or securities with similar characteristics. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If significant events occur that materially affect the value of the security between the time trading ends on a particular security and the close of the regular trading session of the New York Stock Exchange (the “NYSE”), the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgment of the Board or its designee instead of being determined by market prices. Examples of significant events may include, but will not necessarily include, an announcement by the issuer, a creditor, or a government body, political or economic events, natural disasters, or significant fluctuations in key markets that occurring after the close of the security’s principal market. Since some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds’ assets may change on days when you will not be able to purchase or redeem fund shares.

Readily marketable equity securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

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U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund’s Board designed to reflect in good faith the fair value of such securities.

As indicated in the Prospectus, the NAV per share of each Fund’s shares will be determined as of the close of the regular trading session of the NYSE on each day that the NYSE is open for trading. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Corporation intends to pay all redemptions in cash unless the redemption request is for more than the lesser of $250,000 or one percent of the net assets of the relevant Fund by a single shareholder over any ninety-day period. If a redemption request is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash; therefore, a redemption request may be paid in securities of equal value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

CAPITAL STOCK AND VOTING RIGHTS

The authorized capital stock of the Corporation consists of twenty-four billion shares of stock having a par value of one tenth of one cent ($0.001) per share. The Board is authorized to divide the unissued shares into separate series of stock. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series has equal distribution, liquidation and voting rights within the series in which it was issued. Each share of a Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

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HOW ARE THE FUNDS TAXED?

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Taxes.” The Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts (“IRAs”)), financial institutions, broker/dealers, traders in securities that have elected mark-to-market treatment with respect to their securities holdings, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal AMT.

The Corporation has not requested and does not anticipate requesting an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described herein. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences to them of an investment in a Fund, as well as the application of state, local or foreign laws, and the effect of possible changes in applicable tax laws to their investment in the Fund.

Qualification as a Regulated Investment Company

The Corporation intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Corporation as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including but not limited to gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

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In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income (if any) earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although, in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. Certain savings provisions may be available to a Fund to prevent such disqualification.

Capital Loss Carry-forwards

Capital losses realized by a Fund during taxable years beginning before December 22, 2010 may be carried forward for eight years following the year of the loss. All other capital losses may be carried forward indefinitely. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

Because the Funds are newly organized, they had no capital loss carry-forward as of October 31, 2018.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable.

The Funds may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to continuing shareholders. However, the IRS generally will not have expressly sanctioned the equalization accounting method used by a particular Fund, and thus the use of this method may be subject to IRS scrutiny.

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Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year an amount at least equal to the sum of 98% of its ordinary income for that year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Fund Investments

In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to include annually in its taxable income (or, in the case of the Funds, their distributable income) a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt securities that are in the lowest rating categories or are unrated, including debt securities of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to mark-to-market any such contracts held at the

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end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts and similar instruments relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” and at least one (but not all) of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, such straddles could be characterized as “mixed straddles.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Any gain or loss subsequently realized with respect to an appreciated financial position shall be adjusted to take into account any gain realized as a result of any constructive sale. The character of any such subsequent gain or losses will depend upon a Fund’s holding period in the property subsequent to any constructive sale and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as

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ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares, and (iii) thereafter, as capital gain. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income in order to qualify as a regulated investment company.

“Passive foreign investment companies” (“PFICs”) are generally defined as certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of equity interests in PFICs will be characterized as ordinary income even though, absent the application of PFIC rules, these amounts would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments, but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualifying dividend income.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a pair of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a regulated investment company. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivative transactions. The Funds intend to limit their investments in commodity-linked derivatives in a manner designed to maintain their continued qualification as regulated investment companies under the Code. Each Fund also intends to account for derivative transactions in a manner it deems to be appropriate. However, the IRS may not agree with determinations made by a Fund. If it does not, the status of the Fund as a regulated investment company might be jeopardized.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and future Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations

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are expected to provide, that excess inclusion income of a regulated investment company, such as each Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Except for exempt-interest dividends paid out by the each Fund, defined below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are generally allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends and dividends treated as qualified dividend income, as discussed below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable at ordinary income rates. Distributions properly reported by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report capital gains distributions, if any, in a written statement mailed by the Fund to its shareholders.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Currently, there is not a regulatory mechanism for RICs to pass-through the special character of this income to shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, subject to the discussion below, he or she generally will

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realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring shares of a Fund, and by reason of incurring such charge or making such acquisition acquires a reinvestment right and then sells or exchanges such Fund shares within 90 days of having acquired them, and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company during the period beginning on the date of disposition of the original Fund shares and ending on the January 31 of the calendar year that includes the date of such disposition, the sales charge previously incurred in acquiring the Fund’s shares generally will not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gains distribution. In addition, if a shareholder holds shares of a Fund for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares.

Cost Basis Reporting

The Funds are required to report to the IRS and furnish to you annually on Form 1099-B the cost basis information for a Fund’s shares purchased or acquired on or after January 1, 2012, and sold on or after that date. In addition to the requirement that the Funds report the gross proceeds from the sale of a Fund’s shares, the Funds also are required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of a Fund’s shares, a Fund will permit you to elect from among several IRS-accepted cost basis methods, including average cost basis. In the absence of an election, cost basis will be calculated using the Funds’ default method of average cost. The cost basis method elected by you (or the cost basis method applied by default) for each sale of a Fund’s shares may not be changed after the settlement date of each such sale of a Fund’s shares. At any time, you may designate a new election for future cost basis calculations.

You should carefully review the cost basis information provided by a Fund and make any adjustments that are required when reporting these amounts on federal income tax returns. If your account is held by an investment representative (financial advisor, broker or other nominee), you should consider contacting that representative with respect to reporting of cost basis and available elections for your account. You are encouraged to refer to the appropriate IRS regulations or consult your tax advisor to obtain more information about cost basis reporting and, in particular, to determine the best IRS-accepted cost basis method for your personal tax situation.

Federal Income Tax Rates

As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 37% for ordinary income and 20% for net long-term capital gain. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are derived from the sale or disposition of collectibles are currently taxable at a 28% federal rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” (defined below) equal to the highest net long-term capital gains rate, which generally is 20%. In general, “qualified dividend income” is income attributable to dividends received by the Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less

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than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by the Fund derived from securities lending, repurchase agreements and other derivative transactions ordinarily will not qualify as qualified dividend income. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds, such as the Funds, typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 21%. The effective marginal tax rate may be higher for some shareholders, for example through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Backup Withholding

A Fund may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number; if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding; or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the

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dividend portion of such interest.

Foreign Shareholders

Under an exemption recently made permanent by Congress, distributions reported by a Fund as “interest-related dividends” (defined below) generally will be exempt from federal income tax withholding, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related dividends are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related dividend, the Fund must report a distribution as such in a written statement mailed to its shareholders. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from a Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, under an exemption recently made permanent by Congress, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain distributions or short-term capital gain distributions and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such from a Fund in a written statement mailed by the Fund to its shareholders.

Even if permitted to do so, the Funds provide no assurance that they will report any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund reports any distributions as such, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such reports.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If a Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Foreign shareholders may also be subject to U.S. estate tax with respect to their Fund shares.

The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise exempted under FATCA. If applicable, and subject to any intergovernmental

52

agreement, withholding under FATCA is required: (i) generally with respect to distributions from the Funds; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

Additional Considerations for the Funds

If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest dividends.” Each Fund intends to so qualify and is designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on the Funds’ tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority. Thus, exempt interest may be subject to state and local taxes.

Each Fund will report to its shareholders in a written statement the portion of the distributions for the taxable year which constitutes exempt-interest dividends. The reported portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by a Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating federal AMT. Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent that each Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Funds. Further, tax-exempt income will be included in determining the taxability of social security payments and railroad retirement benefits. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28%. Shareholders with questions or concerns about the federal AMT should consult their own tax advisors. A significant portion of exempt-interest dividends from a Fund may be treated as a “tax preference item,” as discussed above.

The IRS is paying increased attention to whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, each Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Fund’s ability to pay exempt-interest dividends.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations

53

as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under applicable law (including the 1940 Act), each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

California Tax Considerations

To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. Government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company for federal income tax purposes must have at least 50% of its total assets invested in California state and local government obligations or in U.S. Government obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income taxes.

The portion of dividends constituting exempt-interest dividends is that portion (i) derived from interest on obligations that would be exempt from California tax if held by an individual and (ii) reported by a Fund as exempt-interest dividends in written statements furnished to shareholders. However, the total amount of dividends paid by a Fund to all of its shareholders with respect to any taxable year that can be treated as exempt-interest dividends for California tax purposes cannot exceed the difference between (i) the amount of interest received by the Fund during such year on obligations which pay interest excludable from California personal income under California law and (ii) the expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends designated by a Fund as exempt-interest dividends for a taxable year exceed the amount that may be treated as exempt-interest dividends for California tax purposes, only that percentage of each dividend distribution equal to the ratio of aggregate exempt-interest dividends to aggregate dividends so designated will be treated as an exempt-interest dividend for California tax purposes.

Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal alternative minimum tax purposes. Because, unlike federal law, California law does not impose personal income tax on an individual’s Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual’s California personal income tax.

Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the fund and regardless of whether the distribution is received in additional shares or in cash. In addition,

54

unlike under federal law, the shareholders of a Fund will not be subject to California personal income tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as a Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California’s incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may, depending on the frequency of a fund’s distributions, be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of a Fund may be disallowed under the “wash sale” rules.

The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from investment income and capital gains, including exempt interest dividends, may be subject to California franchise tax for corporate shareholders. In addition, distributions from investment income and capital gains may be subject to state taxes in states other than California, and to local taxes. Shareholders are urged to consult with their own tax advisers for more detailed information concerning California tax matters.

New York Tax Considerations

Individual shareholders of a Fund will not be required to include in their adjusted gross income for New York State and New York City personal income tax purposes any portion of distributions received from the Fund that are derived from or attributable to (i) interest income on obligations of New York State or any political subdivision thereof (including New York City) or of a possession or territory of the United States or any political subdivision thereof, provided that at least 50 percent of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of obligations the interest on which is tax-exempt for federal income tax purposes and such income is not otherwise properly includible in the shareholder’s federal adjusted gross income, (ii) interest income on obligations of the United States and its possessions even if includible in the shareholder’s federal adjusted gross income, provided that at least 50 percent of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of obligations of the United States and its possessions and the Fund provides a timely written notice of designation to shareholders, or (iii) interest income on obligations of any authority, commission or instrumentality of the United States to the extent federal law exempts such income from state income taxation, provided that at least 50 percent of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of obligations of the United States and its possessions and the Fund provides a timely written notice of designation to shareholders. Distributions from a Fund that are derived from or attributable to sources other than those described in the preceding sentence, including interest on obligations of other states and their political subdivisions (unless the obligation is created by a compact or an agreement to which New York State is a party) will generally be taxable to individual shareholders as ordinary income for New York State and New York City personal income tax purposes.

Shareholders of a Fund that are subject to the New York State corporation franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by the Fund in their “entire net income” for purposes of such taxes and will be required to include their investment in shares of the Fund in their investment capital or business capital, but not both, for purposes of such taxes. Interest income earned by a Fund that is distributed to its shareholders generally will not be taxable to the Fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

If a shareholder is subject to unincorporated business taxation by New York City, income and gains distributed by a Fund generally will be exempted from such taxation to the extent such distributions are derived exclusively from interest income on obligations of New York State or any political subdivision thereof (including New York City) and are not properly includible in the shareholder’s federal adjusted gross income.

Gain from the sale, exchange or other disposition of shares of a Fund will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes if the shareholder is subject to such taxes.

Interest on indebtedness incurred or continued to purchase or to carry shares of a Fund generally will not be deductible for New York State and New York City personal income tax purposes.

The foregoing relates to certain applicable New York tax law as in effect as of the date of the Prospectus. These provisions are subject to change by legislative, judicial or administrative action and any such change may be either prospective or retroactive with respect to Fund transactions. In addition, distributions from investment income and

55

capital gains may be subject to state taxes in states other than New York, and to local taxes. Shareholders are urged to consult with their own tax advisers for more detailed information concerning New York tax matters.

56

FINANCIAL INFORMATION

Because the Funds are newly organized, no financial information is available for the Funds.

57

APPENDIX A – RATINGS

STANDARD AND POOR’S LONG-TERM CREDIT RATING DEFINITIONS*

AAA -- An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C -- Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C -- An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D -- An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

“NR” -- This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard and Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks -- Standard and Poor’s issuer credit ratings make a

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

A-1

distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

A-2

MOODY’S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are judged to be upper-medium grade, and are subject to low credit risk.

Baa -- Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-3

FITCH IBCA, INC. LONG-TERM CREDIT RATING DEFINITIONS

AAA: Highest credit quality -- ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality -- ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality --‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality -- ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative -- ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative -- ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit risk -- Default is a real possibility.

CC: Very high levels of credit risk -- Default of some kind appears probable.

C: Exceptionally high levels of credit risk -- Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default -- ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: a. the selective payment default on a specific class or currency of debt; b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default -- ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

A-4

Notes: The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

A-5

MOODY’S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers (or supporting institutions) rated Prime -1 have a superior ability to repay short-term debt obligations.

P-2--Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 -- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations

NP -- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR’S COMMERCIAL PAPER RATINGS

A-1 -- A short-term obligation rated ‘A-1’ is rated in the highest category by Standard and Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 -- A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B -- A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C -- A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D -- A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard and Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

A-6

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

F1: Highest short-term credit quality -- Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added + to denote any exceptionally strong credit feature.

F2: Good short-term credit quality -- Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality -- The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality -- Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk -- Default is a real possibility.

RD: Restricted default -- Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default -- Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-7

APPENDIX B – PROXY VOTING POLICIES

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Proxy Voting Guidelines

An important component of the investment discipline of Bessemer Trust Company, N.A. and Bessemer Investment Management LLC (together, “Bessemer”) is making appropriate proxy voting decisions. In an effort to support proposals that maximize the value of our clients’ investments over the long term, Bessemer has developed these Proxy Voting Guidelines (“Guidelines”), which set forth principles that guide our voting decisions. While Bessemer’s voting will generally follow these Guidelines, specific voting decisions may differ in any instance where Bessemer believes it to be in the best interest of shareholders.

The Bessemer Proxy Committee (“Proxy Committee”)1 oversees the proxy voting process. The Proxy Committee considers and approves amendments to these Guidelines as it deems appropriate every year or more frequently as needed.

Bessemer has contracted with Institutional Shareholder Services (“ISS”), a professional proxy voting and corporate governance service, to provide research on proxy issues and to vote proxies in accordance with Bessemer’s guidelines. As part of the proxy voting process, Bessemer’s portfolio managers and analysts will be consulted on a limited number of issues (generally on matters that are designated as case-by-case votes).

Bessemer may refrain from voting in certain cases where it deems appropriate, if, for example, the cost of voting appears to exceed the expected benefits, or when voting could result in the imposition of trading or other restrictions that may restrict liquidity or otherwise impair investment returns. These conditions are most likely to exist with respect to non-U.S. securities.

1. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on uncontested director nominees of U.S. companies generally will be cast as recommended by ISS based on their research and analysis, except that votes will be WITHHELD from director nominees who own no company stock and have served on the board for more than one year. In accordance with ISS’s policy, votes will also be WITHHELD from director nominees who:

•	Have poor attendance history at board and committee meetings as determined by ISS;
•	Are inside directors or affiliated outside directors and the full board is less than majority independent;
•	Are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee;

1 The Proxy Committee, which is a joint committee of Bessemer Trust Company, N.A. and Bessemer Investment Management LLC, is comprised of senior members of Bessemer’s investment department and its Head of Business Analysis and Custody.

B-1

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

•	Are compensation committee members and the company has poor compensation practices as determined by ISS;
•	Are compensation committee members and the company has a pay for performance disconnect as determined by ISS;
•	Are compensation committee members and the board exhibits a significant level of poor communication and responsiveness to shareholders surrounding compensation issues;
•	Serve on an excessive number of boards as determined by ISS;
•	Have ignored a proposal that was approved by the majority of votes cast in the last year;
•	Are incumbent board members and the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency
•	Have adopted a long-term poison pill without shareholder approval, where there is no commitment or policy to put the pill to shareholder vote;
•	Have made a material adverse change to an existing poison pill without shareholder approval;
•	Have kept in place a dead-hand or modified dead-hand poison pill;
•	Are incumbent board members and the board had material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or
•	Have taken egregious actions or failed to replace management as appropriate, as determined by ISS.

Generally vote FOR nominees for directors of non-U.S. companies in uncontested elections unless:

•	Specific practices have been identified that were adverse to shareholder interests;
•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements; or
•	The board fails to meet minimum corporate governance standards.

In all markets, vote CASE-BY-CASE on director nominees who have been associated with a pattern of egregious actions on other boards or in the role of executive management that raises substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company. This includes where there have been:

•	Questionable transactions with conflicts of interest;
•	Any records of abuses against minority shareholder interests;
•	Specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities;
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; and

B-2

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

•	Failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR proposals requiring that the positions of chairman and CEO be held separately.

Majority of Independent Directors/Establishment of Committees

Vote FOR proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold under ISS’ definition of independence.

Vote FOR proposals asking that a majority or more of directors on the board, audit, compensation, and/or nominating committees be independent, unless the committee composition already meets this standard.

Majority Vote Proposals

Vote FOR reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. contested elections).

Stock Ownership Requirements

Vote FOR proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. Stock ownership on the part of directors is desirable.

Statutory Auditors

In non-U.S. markets, vote FOR the appointment or re-election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed;
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
•	The company fails to provide adequate information, based on typical market standards, for shareholders to make an informed voting decision;
•	The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review (in markets where attendance information is consistently provided);
•	The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior; or

B-3

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

•	Egregious actions related to a director’s or statutory auditor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve in the best interests of shareholders at any company.

In cases where the number of nominees exceeds the number of seats available, vote FOR incumbent candidates as long as no other concerns are identified.

Discharge of Board and Management

Vote FOR discharge of the board and management, but vote CASE-BY-CASE if:

•	There are serious questions about actions of the board or management for the year in question, including reservations from auditors; or
•	Material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

2. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR proposals to lower supermajority vote, taking into consideration the presence of any significant ownership levels at the company.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting. Vote AGAINST proposals to restore or permit cumulative voting.

Proxy Access

Vote in accordance with ISS’s policy on management and shareholder proposals to enact proxy access, which will take into account, among other factors:

•	Company-specific factors; and
•	Proposal-specific factors, including: (1) The ownership thresholds proposed in the resolution (i.e., percentage and duration); (2) The maximum proportion of directors that shareholders may nominate each year; and (3) The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

B-4

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Confidential Voting

Vote FOR proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

3. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors will be evaluated on a CASE-BY-CASE basis, taking into consideration the company’s long-term financial performance, management’s track record, the qualifications of each slate of director nominees and the actions being recommended by each.

Reimbursing Proxy Solicitation Expenses

If the vote is in favor of the dissidents, vote FOR reimbursing proxy solicitation expenses. If the vote is against the dissidents, vote AGAINST reimbursing proxy solicitation expenses.

5. Capital Structure

Common Stock Authorization

Vote FOR proposals to increase the number of shares of common stock authorized for issuance unless ISS’s research and analysis indicate that the resulting authorized but unissued shares are excessive. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals to create a new class of nonvoting or subvoting common stock.

B-5

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Share Repurchase Program Authorization

Vote FOR well-structured share repurchase programs that comply with typical market standards, taking into consideration: (1) the volume of the shares that will be repurchased; (2) the duration of the authority; (3) the amount of shares that will be held in treasury; (4) the price at which shares will be repurchased; and (5) any other relevant considerations.

Share Issuance Authorization

Vote FOR general issuance requests with preemptive rights to a maximum of 100% over currently issued capital, and vote FOR general issuance requests without preemptive rights to a maximum of 20% of currently issued capital; provided, however, that in markets where there is a best practice recommendation on the volume of shares to be issued and the best practice recommends a lower threshold (e.g. France, UK, Hong Kong), that lower threshold will be applied, and a lower threshold will also be applied where a company’s past practice necessitates it.

Specific issuances that will fund a legitimate business purpose will be evaluated by ISS taking into consideration: (1) the potential dilution; (2) the pricing of the shares; (3) the strategic rationale; (4) potential conflicts of interest; and (5) potential consequences of failing to support the issuance.

6. Executive/Director Compensation and Employee Stock Plans

Equity-Based Compensation Proposals

Vote FOR reasonably crafted proposals requiring senior management to own a specified amount of company stock.

Votes with respect to compensation plans will be cast based on the cost of the plan compared to its peers (in the U.S. and markets where disclosure is comparable to that of U.S. companies) as well as other important qualitative features, including the company’s three-year average burn rate relative to peers. The cost will be determined based on the number and types of awards granted by companies, using the expanded compensation data disclosed under the various regulatory requirements. If the cost is deemed to be reasonable, vote FOR the proposal. However, vote AGAINST equity incentive plan proposals, even if the plans’ cost is deemed reasonable, if any of the following factors apply: (1) the ability to reprice stock options without prior shareholder approval, (2) excessive CEO compensation relative to company performance (pay-for-performance disconnect), (3) whether the plan contains a liberal definition of “change-in-control”, or (4) the plan is a vehicle for poor pay practices, such as egregious compensation practices.

Plans proposed by non-US (excluding Canada) companies will be evaluated using the data available to analyze dilution issues and other plan terms, including plan administration. Vote AGAINST the equity plan if any of the following factors apply:

•	The dilution of the plan is excessive considering the company’s size and industry;
•	The plan lacks challenging performance conditions without adequate justification;
•	The plan lacks stringent vesting provisions without adequate justification;

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Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

•	The pricing of options deviates from typical market standards without adequate justification;
•	The plan’s administration deviates from typical market standards without adequate justification;
•	The plan participants deviate from typical market standards without adequate justification;
•	There are concerns about poor company performance;
•	There are concerns about controversial issues at the company;
•	The company fails to provide adequate information to allow shareholders to make an informed voting decision; or
•	There are other serious concerns with the plan.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST management proposals seeking approval to reprice options.

Employee Stock Purchase Plans – Qualified Plans

For U.S. companies, vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85% of fair market value; or
•	Offering period is greater than 27 months; or
•	The number of shares allocated to the plan is more than 10% of the outstanding shares.

For non-U.S. companies, vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price deviates from typical market standards without adequate explanation or is less than 75% of fair market value; or
•	Offering period deviates from typical market standards without adequate explanation; or
•	The number of shares allocated to the plan is more than 10% of the outstanding share.

Employee Stock Purchase Plans – Non-Qualified Plans

Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value; and
•	No discount on the stock price on the date of purchase if there is a company matching contribution.

B-7

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25% of employees’ contribution, evaluate the cost of the plan against its allowable cap as calculated by ISS.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) will be voted as recommended by ISS based on their research and analysis, which will evaluate whether the plan exceeds its allowable cap as calculated by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Proposals on Compensation

Disclosure/Setting Levels or Types of Compensation for Executives and Directors: Generally, vote FOR proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST proposals requiring director fees be paid in stock only.

Performance-Based Awards: Generally vote FOR proposals advocating the use of performance-based equity awards like indexed, premium-priced, and performance contingent options or performance-based shares, unless: (1) The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or (2) The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50% of the shares awarded to those executives for that fiscal year.

B-8

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Pay-for-Superior-Performance: Generally vote FOR shareholder proposals requesting that the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives, unless ISS determines that such a proposal would not be in shareholders’ interest. In evaluating these shareholder proposals, ISS will consider the following factors:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
•	Can shareholders assess the correlation between pay and performance based on the current disclosure?
•	What type of industry and stage of business cycle does the company belong to?

Compensation Consultants - Disclosure of Board or Company’s Utilization: Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Option Repricing: Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes: Vote FOR proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Proposals to ratify golden parachutes are voted FOR if they include the following: (1) The triggering mechanism should be beyond the control of management; (2) The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs); and (3) Change-in-control payments should be double-triggered, i.e., after (a) a change in control has taken place, and (b) termination of the executive has occurred as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Vote in accordance with ISS’s recommendation on proposals to approve a company’s golden parachute compensation. Features that may lead to a recommendation AGAINST include:

•	Recently adopted or amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or amended agreements that include modified single trigger agreements (since prior annual meeting);
•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

B-9

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•	In the case of a substantial gross-up from pre-existing/grandfathered contract: what triggered the gross-up (e.g., very large option grants at low point in stock price, or unusual or outsized payments in cash or equity made or negotiated prior to the merger); or
•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Supplemental Executive Retirement Plans (SERPs): Generally vote FOR proposals requiring companies to draft reports detailing their SERP programs as well as proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Holding Periods: Vote in accordance with ISS’s recommendations on proposals asking companies to adopt holding periods or retention ratios for their executives. ISS’s recommendations generally take into account:

•	Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of:

➢	Rigorous stock ownership guidelines, or
➢	A short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement, or
➢	A meaningful retention ratio; and

•	Officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

Advisory Vote on Executive Compensation - Shareholder Proposals: Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers as set forth in the company’s Summary Compensation Table and the accompanying narrative disclosure.

Advisory Votes on Executive Compensation - Management Proposals (Management Say-on-Pay or “MSOP”):

U.S. and Canada

Vote in accordance with ISS’s recommendation on management proposals related to the compensation of executives and outside directors. In accordance with ISS’s policy, vote

B-10

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

AGAINST MSOP proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);
•	The company maintains problematic pay practices; or
•	The board exhibits poor communication and responsiveness to shareholders.

Non-U.S. markets (excluding Canada)

Vote AGAINST such proposals (remuneration reports or remuneration policies) in cases where:

•	The company does not provide shareholders with clear, comprehensive compensation disclosures;
•	The company does not maintain an appropriate pay-for-performance alignment and there is not an emphasis on long-term shareholder value;
•	The arrangement creates the risk of a “pay for failure” scenario;
•	The company does not maintain an independent and effective compensation committee;
•	The company provides inappropriate pay to non-executive directors; or
•	The company maintains other problematic practices.

Management Say on Pay Frequency Proposals: Vote FOR proposals to establish annual MSOP proposals. Vote AGAINST proposals to establish bi- or triennial MSOP proposals.

All other proposals regarding executive and director pay will be voted taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Retirement Bonuses for Directors: The expectation of receiving a retirement bonus can serve as a disincentive for outside directors or statutory auditors to speak out against management. Accordingly, generally vote AGAINST the payment of retirement bonuses:

•	to outsiders (non-employees);
•	if neither the individual payments nor the aggregate amount of the payments is disclosed; or
•	if recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Limit/Prohibit Accelerated Vesting of Awards: Bessemer supports double triggered treatment of equity in change-of-control situations. Bessemer also supports the elimination of potential poor pay practices (e.g. gross-ups) embedded in current employee agreements. In the absence of these provisions, vote FOR shareholder proposals seeking a policy requiring termination of

B-11

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

Vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

7. Poison Pills

Vote FOR proposals that ask a company to submit its poison pill for shareholder ratification. Vote FOR proposals to redeem a company’s poison pill and vote AGAINST management proposals to ratify a poison pill.

8. Mergers, Acquisitions and Corporate Restructurings

Vote CASE-BY-CASE on mergers, acquisitions and corporate restructuring based on such factors as pricing and strategic rationale.

9. Reincorporation Proposals

Proposals to change a company’s jurisdiction of incorporation will be evaluated by giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when recommended by company management.

10. Bylaw Provisions Affecting Litigation Rights

Proposals seeking the adoption or amendment of bylaw provisions impacting shareholders’ rights to initiate litigation against the company, including limiting shareholder litigation to the company’s jurisdiction of incorporation or fee-shifting provisions, will be voted in accordance with ISS’s policy, which will take into account:

•	The company’s rationale for adopting such provision(s);
•	The breadth of application or extent of limitation on shareholder litigation rights;
•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:

➢	An annually elected board;
➢	Shareholder ability to repeal such provision(s) in the future, including the vote standard for shareholder approval to amend bylaws;
➢	A majority vote standard in uncontested director elections; and
➢	The absence of a poison pill, unless the pill was approved by shareholders.

B-12

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

11. Political Contributions

Vote FOR reasonable proposals that seek additional disclosure surrounding the internal processes and oversight mechanisms governing the company’s political contributions and lobbying expenses.

12. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity, and will be evaluated as to whether the proposal will enhance the economic value of the company.

Other than as identified above for shareholder proposals regarding political contributions, vote in accordance with ISS’s recommendation on shareholder proposals related to social and environmental issues. ISS’s research will consider the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the underlying issues are more appropriately and effectively dealt with through governmental or regulatory action;
•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
•	Whether the proposal itself is well framed and the cost of implementation is reasonable; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

13. Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

14. Issues in Countries with Share Blocking

Share blocking (the practice in some countries of prohibiting a shareholder from selling its shares for a specified period once it has cast its vote on an upcoming proxy) imposes a significant burden on shareholders in terms of reduced liquidity. Even in countries that permit unblocking, a lengthy delay is involved before a shareholder can execute a desired sale of securities. As a result of the potential inability of to sell shares when needed, Bessemer will NOT VOTE proxies in companies located in countries that practice share blocking.

15. Other Issues

All other issues are voted in accordance with the presumption that Bessemer will vote in accordance with ISS’s recommendation.

16. Conflicts of Interest

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Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Bessemer recognizes that there may be a potential conflict of interest, or the appearance of a conflict of interest, when Bessemer votes a proxy solicited by an issuer with whom Bessemer is affiliated or Bessemer, or one of our affiliates, has a business relationship, or when Bessemer or one of our affiliates has a business relationship with a senior executive or director of such an issuer or with a shareholder who has sponsored a proposal contained in the proxy. Bessemer has implemented these Guidelines, which provide for uniform voting of proxy issues and oversight by the Proxy Committee, to minimize conflicts of interest and to seek to ensure that proxies are voted solely in shareholders’ interests.

The Proxy Committee will delegate to one of its members the duty to periodically remind all employees involved in the proxy voting process as well as all portfolio managers and members of senior management that it is their responsibility to bring to the Proxy Committee’s attention matters that may create a conflict of interest for Bessemer when voting proxies. In addition, before an investment professional gives his or her opinion on any ballot issue, he or she must confirm that he or she does not have a potential conflict of interest with respect to the issue.

In those situations where the Proxy Committee determines that there is a material conflict of interest (i.e., a conflict that is likely to influence, or appear to influence, Bessemer’s decision making on the issue based on an assessment of the particular facts and circumstances), the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the affected proxy is voted. Such methods may include (1) instructing ISS to vote the affected proxy in accordance with its own recommendations, (2) referring the proxy to the governing board of the relevant investment company or the client institution, (3) disclosing the conflict of interest and sending the proxy to individual shareholders for them to vote individually, or (4) such other method as is deemed appropriate given the particular facts and circumstances.

Adopted as of May 19, 2003,
Restated as of November 18, 2003,
Restated as of May 6, 2004,
Restated as of January 4, 2005,

Restated as of April 27, 2006,

Restated as of December 2006,

Restated as of April 26, 2011,

Restated as of October 23, 2012,

Restated as of February 12, 2014, and

Restated as of April 21, 2016

B-14

ADDRESSES

OLD WESTBURY FUNDS, INC.

760 Moore Road

King of Prussia, Pennsylvania 19406

Underwriter

FORESIDE FUNDS DISTRIBUTORS LLC

400 Berwyn Park

899 Cassatt Rd., Suite 110

Berwyn, Pennsylvania 19312

Adviser

BESSEMER INVESTMENT MANAGEMENT LLC

630 Fifth Avenue

New York, New York 10111

Custodians

BESSEMER TRUST COMPANY

100 Woodbridge Center Drive
Woodbridge, New Jersey 07095

Fund Administrator & Accountant

THE BANK OF NEW YORK MELLON

760 Moore Road

King of Prussia, Pennsylvania 19406

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, Pennsylvania 19406

Independent Registered Public Accounting Firm

ERNST & YOUNG LLP

5 Times Square

New York, New York 10036

Fund Counsel

DECHERT LLP

1900 K Street, NW
Washington, DC 20006

Counsel to the Independent Directors

SCHIFF HARDIN LLP

666 Fifth Avenue, Suite 1700
New York, New York 10103

PART C

OTHER INFORMATION

OLD WESTBURY FUNDS, INC.

ITEM 28.	EXHIBITS

(a)(i)	Articles of Restatement of the Registrant dated July 24, 2012 are incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(a)(ii)	Articles of Amendment of the Registrant dated December 19, 2013 are incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(a)(iii)	Articles of Amendment of the Registrant (changing the name of Old Westbury Large Cap Core Fund to Old Westbury All Cap Core Fund), dated December 27, 2016 are incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement files on December 30, 2016 (File No. 33-66528).

(a)(iv)	Articles of Amendment of the Registrant (adding Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)), dated November 14, 2017 are incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(a)(v)	Articles of Amendment of the Registrant (adding the Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”) and the Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)), dated July 23, 2018 are incorporated by reference to Post-Effective Amendment No.72 to Registrant’s Registration Statement filed on September 14, 2018(File No. 33-66528).

(b)	Amended and Restated By-Laws of the Registrant dated April 20, 2016 are incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(c)	Not Applicable.

(d)(i)	Investment Advisory Agreement dated September 1, 2010 between the Registrant and Bessemer Investment Management LLC (“BIM”) is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(d)(ii)	Amendment No. 1 to Investment Advisory Agreement between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(iii)	Amendment No. 2 to Investment Advisory Agreement dated June 25, 2014 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(iv)	Amendment No. 3 to Investment Advisory Agreement dated July 22, 2015 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(d)(v)	Amendment No. 4 to Investment Advisory Agreement dated December 22, 2016 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement filed on December 30, 2016 (File No. 33-66528).

(d)(vi)	Sub-Advisory Agreement dated April 6, 2005 among the Registrant, BIM and Dimensional Fund Advisors, LP (formerly Dimensional Fund Advisors, Inc.) (“Dimensional”) with respect to the Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”) (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(vii)	Sub-Advisory Agreement dated October 1, 2008 among the Registrant, BIM and Champlain Investment Partners, LLC (“Champlain”) with respect to the Small & Mid Strategies Cap Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(viii)	Sub-Advisory Agreement dated September 25, 2009 among the Registrant, BIM and BlackRock Financial Management, Inc. (“BlackRock”) with respect to the Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”) is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(ix)	Sub-Advisory Agreement dated November 16, 2011 among the Registrant, BIM and Sands Capital Management, LLC (“Sands”) with respect to the Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”) is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(x)	Sub-Advisory Agreement dated October 24, 2013 among the Registrant, BIM and Muzinich & Co., Inc. (“Muzinich”) with respect to the Strategic Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement filed on December 30, 2013 (File No. 33-66528).

(d)(xi)	Sub-Advisory Agreement dated February 13, 2015 among the Registrant, BIM and Harding Loevner LP (“Harding Loevner”) with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xii)	Sub-Advisory Agreement dated July 28, 2016 among the Registrant, BIM and Martingale Asset Management, L.P. (“Martingale”) with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement filed on December 30, 2016 (File No. 33-66528).

(d)(xiii)	Amendment to Sub-Advisory Agreement dated September 24, 2008 among the Registrant, BIM and Dimensional with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(xiv)	Second Amendment to Sub-Advisory Agreement dated March 4, 2009 among the Registrant, BIM and Dimensional with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(xv)	First Amendment to Sub-Advisory Agreement dated July 11, 2014 among the Registrant, BIM and BlackRock with respect to the Strategic Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xvi)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Champlain with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xvii)	Third Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Dimensional with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xviii)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Muzinich with respect to the Strategic Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xix)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Sands with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xx)	Fee Waiver Commitment Letter of BIM and Bessemer Trust Company, N.A. dated February 2, 2017 (relating to the Old Westbury Large Cap Strategies Fund, Small & Mid Cap Strategies Fund (formerly known as the Small & Mid Cap Fund), Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund) is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 33-66528).

(d)(xxi)	Investment Advisory Agreement by and between OWF Strategic Opportunities Fund Ltd. and BIM (relating to the Strategic Opportunities Fund) dated February 24, 2015 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xxii)	Fee Waiver Commitment Letter of BIM (relating to the Strategic Opportunities Fund) dated February 24, 2015 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xxiii)	Sub-Advisory Agreement dated July 27, 2017 among the Registrant, BIM and Baillie Gifford Overseas Limited (“Baillie Gifford”) with respect to the Small & Mid Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(d)(xxiv)	Sub-Advisory Agreement dated July 27, 2017 among the Registrant, BIM and Polunin Capital Partners Limited (“Polunin”) with respect to the Small & Mid Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(d)(xxv)	Sub-Advisory Agreement dated July 19, 2018 among the Registrant, BIM and Acadian Asset Management LLC (“Acadian”) with respect to the Small & Mid Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(d)(xxvi)	Amendment No. 5 to Investment Advisory Agreement between the Registrant and BIM with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(d)(xxvii)	Amendment No. 6 to Investment Advisory Agreement dated October 24, 2018 between the Registrant and BIM with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund is filed herewith.

(d)(xxviii)	Fee Waiver Commitment Letter of BIM dated November 20, 2017 with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(d)(xxix)	Fee Waiver Commitment Letter of BIM dated October 24, 2018 with respect to the Old Westbury All Cap Core Fund, Old Westbury Fixed Income Fund, Old Westbury Municipal Bond Fund, All Cap ESG Fund, Old Westbury Small & Mid Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Large Cap Strategies Fund, California Municipal Bond Fund and New York Municipal Bond Fund is filed herewith.

(e)(i)	Underwriting Agreement dated May 31, 2017 between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(e)(ii)	Form of Selling Agreement is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(e)(iii)	Networking Undertaking and Indemnity Agreement dated February 3, 2017 between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 33-66528).

(e)(iv)	First Amendment dated November 20, 2017 to Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(e)(v)	Second Amendment dated [ ________________ ] to Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC with respect to the California Municipal Bond Fund and New York Municipal Bond Fund is filed herewith.

(f)	Not Applicable.

(g)(i)	Custody Agreement between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed on October 5, 1993 (File No. 33-66528).

(g)(ii)	Amendment to Custodian Agreement dated May 2, 2001 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective

Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(g)(iii)	Second Amendment to Custodian Agreement dated September 1, 2004 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on January 31, 2005 (File No. 33-66528).

(g)(iv)	Third Amendment to Custodian Agreement dated September 1, 2005 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(g)(v)	Fourth Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on September 26, 2007 (File No. 33-66528).

(g)(vi)	Fifth Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on August 20, 2008 (File No. 33-66528).

(g)(vii)	Sixth Amendment to Custodian Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(g)(viii)	Seventh Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(ix)	Eighth Amendment to Custodian Agreement dated November 16, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(g)(x)	Ninth Amendment to Custodian Agreement dated June 25, 2014 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(g)(xi)	Tenth Amendment to Custodian Agreement dated July 22, 2015 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(g)(xii)	Global Custodial Services Agreement dated March 16, 2005 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xiii)	Amended Schedule to Global Custodial Services Agreement dated November 7, 2007 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(g)(xiv)	First Amendment to Custodian Agreement dated December 1, 2006 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xv)	Third Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(g)(xvi)	Fourth Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(xvii)	Updated Schedule to Global Custodial Services Agreement dated July 22, 2015 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(g)(xviii)	Loan Participation Addendum dated July 27, 2017 to Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(g)(xix)	Citibank Custody CLS® Supplement dated April 25, 2018 to Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(g)(xx)	Eleventh Amendment to Custodian Agreement dated November 20, 2017 between the Registrant and Bessemer Trust Company with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(g)(xxi)	Twelfth Amendment to Custodian Agreement dated October 24, 2018 between the Registrant and Bessemer Trust Company with respect to the California Municipal Bond Fund and New York Municipal Bond Fund is filed herewith.

(h)(i)	Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(h)(ii)	Amended and Restated Schedule A dated as of July 22, 2015 to Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(h)(iii)	Administration and Accounting Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”) is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(iv)	Amended and Restated Exhibits A and C dated June 25, 2014 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 are incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(v)	Amended and Restated Exhibits A and C dated November 20, 2017 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon with respect to the All Cap ESG Fund are incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(h)(vi)	Amended and Restated Exhibits A, C and D dated as of November 14, 2018 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund are filed herewith.

(h)(vii)	Financial Statement Typesetting Services Amendment to Administration and Accounting Services Agreement dated January 27, 2011 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(viii)	Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement dated July 20, 2018 between the Registrant and BNY Mellon is filed herewith.

(h)(ix)	Fee Waiver Commitment Letter of BNY Mellon (relating to the Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(x)	Transfer Agency Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(xi)	Amended and Restated Exhibit A dated June 25, 2014 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(xii)	Amendment dated November 14, 2018 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is filed herewith.

(h)(xiii)	Red Flags Amendment dated as of November 15, 2013 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xiv)	NextGen Amendment dated as of February 21, 2014 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xv)	Fee Reimbursement Commitment Letter of Bessemer Trust Company, N.A. dated February 21, 2014 (related to internet account management fees) is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xvi)	Participation Agreement dated January 25, 2008 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008 (File No. 33-66528).

(h)(xvii)	First Amendment to the Participation Agreement dated June 25, 2014 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(h)(xviii)	Investing Fund Agreement dated June 27, 2012 among the Registrant, The Select Sector SPDR Trust, SPDR Series Trust and SPDR Index Shares Funds is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(h)(xix)	Purchasing Fund Agreement dated June 27, 2012 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(h)(xx)	Appointment of Agent for Service of Process on OWF Strategic Opportunities Fund Ltd. is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(xxi)	Amended and Restated Schedule A dated November 20, 2017 to Administrative Oversight, Supervision and Coordination Services Agreement between the Registrant and Bessemer Trust Company with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(h)(xxii)	Amended and Restated Schedule A dated October 24, 2018 to Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund is filed herewith.

(h)(xxiii)	Amendment dated December 29, 2017 to Transfer Agency Services Agreement between the Registrant and BNY Mellon with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(i)	Opinion and Consent of Dechert LLP is filed herewith.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(i)	Shareholder Servicing Plan on behalf of the Funds (including Form of Shareholder Servicing Agreement between the Registrant and Bessemer Trust Company, N.A. and Form of Shareholder Sub-Servicing Agreement) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(m)(ii)	Amended Appendix A dated July 22, 2015 to Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(m)(iii)	Amended Appendix A dated as of November 20, 2017 to Shareholder Servicing Plan adding the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(m)(iv)	Amended Appendix A dated October 24, 2018 to Shareholder Servicing Plan adding the California Municipal Bond Fund and the New York Municipal Bond Fund is filed herewith.

(m)(v)	First Amendment to Shareholder Servicing Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(m)(vi)	Amended and Restated Schedule A as of July 22, 2015 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(m)(vii)	Amended and Restated Schedule A dated November 20, 2017 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(m)(viii)	Amended and Restated Schedule A as of October 24, 2018 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund is filed herewith.

(n)	Not Applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant as amended May 14, 2007 is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(p)(ii)	Code of Ethics of BIM and its affiliates as amended November 2017 is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(p)(iii)	Code of Ethics of Dimensional is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(p)(iv)	Code of Ethics of Champlain is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(p)(v)	Code of Ethics of BlackRock is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(p)(vi)	Code of Ethics of Sands is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(p)(vii)	Code of Ethics of Muzinich as amended July 31, 2017 is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(p)(viii)	Code of Ethics of Harding Loevner is incorporated by reference to Post-Effective Amendment No.59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(p)(ix)	Code of Ethics of Martingale is incorporated by reference to Post-Effective Amendment No.66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(p)(x)	Code of Ethics of Baillie Gifford is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(p)(xi)	Code of Ethics of Polunin is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(p)(xii)	Code of Ethics of Acadian is incorporated by reference to Post-Effective Amendment No.72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(q)(i)	Power of Attorney of Patricia L. Francy is filed herewith.

(q)(ii)	Power of Attorney of J. David Officer is filed herewith.

(q)(iii)	Power of Attorney of David W. Rossmiller is filed herewith.

(q)(iv)	Power of Attorney of Alexander Ellis III is filed herewith.

(q)(v)	Power of Attorney of Matthew A. Rizzi is filed herewith.

(q)(vi)	Power of Attorney of R. Keith Walton is filed herewith.

(q)(vii)	Power of Attorney of George Wilcox is filed herewith.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

OWF Strategic Opportunities Ltd., a wholly-owned subsidiary of Old Westbury Strategic Opportunities Fund organized under the laws of the Cayman Islands.

ITEM 30.	INDEMNIFICATION

Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on February 26, 1997.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BIM (the “Adviser”) manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

The Adviser is an affiliate of Bessemer Trust Company and a subsidiary of Bessemer Trust Company, N.A. which is a subsidiary of The Bessemer Group, Incorporated.

Information regarding the directors and officers of the Adviser is included in the Adviser’s Form ADV (SEC Number 801-60185) on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference.

Dimensional is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Dimensional is included in Dimensional’s Form ADV on file with the SEC and is incorporated by reference.

Champlain is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Champlain is included in Champlain’s Form ADV on file with the SEC and is incorporated by reference.

BlackRock is a sub-adviser to the Strategic Opportunities Fund. Information regarding the directors and officers of BlackRock is included in BlackRock’s Form ADV on file with the SEC and is incorporated by reference.

Sands is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Sands is included in Sand’s Form ADV on file with the SEC and incorporated by reference.

Muzinich is a sub-adviser to the Strategic Opportunities Fund. Information regarding the directors and officers of Muzinich is included in Muzinich’s Form ADV on file with the SEC and incorporated by reference.

Harding Loevner is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Harding Loevner is included in Harding Loevner’s Form ADV on file with the SEC and incorporated by reference.

Martingale is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Martingale is included in Martingale’s Form ADV on file with the SEC and incorporated by reference.

Baillie Gifford is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Baillie Gifford is included in Baillie Gifford’s Form ADV on file with the SEC and incorporated by reference.

Polunin is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Polunin is included in Polunin’s Form ADV on file with the SEC and incorporated by reference.

Acadian is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Acadian is included in Acadian’s Form ADV on file with the SEC and incorporated by reference.

ITEM 32.	PRINCIPAL UNDERWRITER

(a)	Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	FundVantage Trust
2.	GuideStone Funds
3.	Matthews International Funds (d/b/a Matthews Asia Funds)
4.	Motley Fool Funds, Series of The RBB Fund, Inc.
5.	New Alternatives Fund
6.	Old Westbury Funds, Inc.
7.	The Torray Fund
8.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)
9.	Versus Capital Real Assets Fund LLC

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

(1)	The Bank of New York Mellon, Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrative agent).

(2)	BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as accounting, administrative, transfer agent and dividend disbursing agent).

(3)	Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312 (records relating to its functions as underwriter).

(4)	Bessemer Trust Company, 100 Woodbridge Center, Woodbridge, New Jersey 07095 (records relating to its functions as custodian).

(5)	Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, New York 10013 (records relating to its function as custodian).

(6)	Bessemer Investment Management LLC, 630 Fifth Avenue, New York, New York 10111 and 9 South Street, London, England W1K 2XA (records relating to its functions as investment adviser).

(7)	Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746 (records relating to its function as sub-adviser to the Small & Mid Cap Strategies Fund).

(8)	Champlain Investment Partners, LLC, 180 Battery Street, Burlington, Vermont 05401 (records relating to its function as sub-adviser to the Small & Mid Cap Strategies Fund).

(9)	BlackRock Financial Management, Inc., 55 East 52nd Street, New York, New York 10022 (records relating to its function as sub-adviser to the Strategic Opportunities Fund).

(10)	Sands Capital Management, LLC, 1000 Wilson Blvd., Suite 3000, Arlington, Virginia 22209 (records relating to its function as sub-adviser to the Large Cap Strategies Fund).

(11)	Muzinich & Co., Inc., 450 Park Avenue, New York, New York 10022 (records relating to its functions as sub-adviser to the Strategic Opportunities Fund).

(12)	Harding Loevner LP, 400 Crossing Boulevard, Bridgewater, New Jersey 08807 (records relating to its functions as sub-adviser to the Large Cap Strategies Fund).

(13)	Martingale Asset Management, L.P., 222 Berkeley Street, 19th Floor, Boston, Massachusetts 02116 (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(14)	Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(15)	Polunin Capital Partners Limited, 10 Cavalry Square, London, SW3 4RB, United Kingdom (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(16)	Acadian Asset Management LLC, 260 Franklin Street, Boston, MA, 02110 (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 28th day of November, 2018.

OLD WESTBURY FUNDS, INC.

By:	/s/ David W. Rossmiller
David W. Rossmiller, President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of November, 2018.

Name	Title	Date

/s/ David W. Rossmiller	President	November 28, 2018
David W. Rossmiller

	Director*	November 28, 2018
Patricia Francy

	Director*	November 28, 2018
J. David Officer

	Director*	November 28, 2018
Alexander Ellis III

	Director*	November 28, 2018
R. Keith Walton

	Director*	November 28, 2018
George Wilcox

	Treasurer, Principal Financial Officer*	November 28, 2018
Matthew A. Rizzi

*By:	/s/ Yvette M. Garcia
Yvette M. Garcia
As Attorney-in-Fact
November 28, 2018

EXHIBIT INDEX
Exhibit No.	Description

99.28(d)(xxvii)	Amendment No. 6 to Investment Advisory Agreement

99.28(d)(xxix)	Fee Waiver Commitment Letter of BIM

99.28(e)(v)	Second Amendment to Underwriting Agreement

99.28(g)(xxi)	Twelfth Amendment to Custodian Agreement

99.28(h)(vi)	Amended and Restated Exhibits A, C and D to Administration and Accounting Services Agreement

99.28(h)(viii)	Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement

99.28(h)(xii)	Amendment to Transfer Agency Services Agreement

99.28(h)(xxii)	Amended and Restated Schedule A to Administrative Oversight, Supervision and Coordination Services Agreement

99.28(i)	Opinion and Consent of Dechert LLP

99.28(m)(iv)	Amended Appendix A to Shareholder Servicing Plan

99.28(m)(viii)	Amended and Restated Schedule A to Shareholder Servicing Agreement

99.28(q)(i)	Power of Attorney of Patricia L. Francy

99.28(q)(ii)	Power of Attorney of J. David Officer

99.28(q)(iii)	Power of Attorney of David W. Rossmiller

99.28(q)(iv)	Power of Attorney of Alexander Ellis III

99.28(q)(v)	Power of Attorney of Matthew A. Rizzi

99.28(q)(vi)	Power of Attorney of R. Keith Walton

99.28(q)(vii)	Power of Attorney of George Wilcox